UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

BBH TRUST

On behalf of the following series:

BBH Broad Market Fund

BBH International Equity Fund

BBH Core Select

(Exact name of registrant as specified in charter)

140 Broadway, New York, NY 10005

(Address of principal executive offices) (Zip Code)

Corporation Services Company

2711 Centerville Road, Suite 400, Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 625-5759

Date of fiscal year end: October 31

Date of reporting period: October 31, 2011

Item 1. Report to Stockholders.

Annual Report

OCTOBER 31, 2011

BBH BROAD MARKET FUND

BBH BROAD MARKET FUND
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
October 31, 2011

The fixed income market presented many challenges throughout the year as interest rates began the period at what were then historic lows. Because of the lack of compensation in short maturity interest rates and to mitigate potential adverse movement in credit spreads1, we reduced both the BBH Broad Market Fund’s (the “Fund”) effective duration2 and spread duration3. With nominal Treasury yields nearing their zero-boundary, we utilized Treasury futures to reduce the duration of the Fund in early November. Our strategy had been to allow the Fund’s duration to decline gradually with the passage of time, but with yields at such minimal levels, we decided to take action. Additionally, we reduced the Fund’s spread duration primarily through sales of longer-dated, tighter spread corporate and asset-backed securities (“ABS”).

For the year, the overall impact of these decisions was positive. Although short maturity Treasury rates climbed nearly 50 basis points4 (“bps”) soon after our duration reduction, they retraced back down to new historic lows by the end of October, 2011. Credit spreads, however, ended the period nearly 50 bps wider as a host of fears took hold in the capital markets and catalyzed a flight to quality. Predominant concerns centered around anxiety about Greece, a deepening European crisis, an economic slowdown in emerging markets, and hidden exposures in the banking system.

While the last few months were detrimental to performance and reminded many of us of the 2008 crisis period, there were at least two critical differences. The first pertains to banks, specifically their capital and exposure to impaired assets. Compared to three years ago, US banks are much better capitalized and maintain large pools of unencumbered, liquid assets, financed through growth in stable retail deposits. Bank holdings of residential and commercial mortgage-backed securities have been marked down or liquidated, and losses on loan portfolios have declined. This strong balance sheet position of US banks contrasts with the harsh earnings environment, stressed by the slowing economy, mortgage litigation, reduced capital markets activity, European concerns and regulatory uncertainty. We favor regionals over commercial banks, and domestic over European banks. Our modest European holdings are in jurisdictions with a history of strong government support and in banks with limited Southern European exposure.

A second critical difference relates to the performance of the ABS market. Three years ago the ABS market suffered under a wave of forced selling from Structured Investment Vehicles (“SIVs”) and other leveraged entities. This financial asset de-leveraging drove spreads to unimaginable levels and presented a bevy of attractive opportunities. This time around, ABS proved their resiliency, only modestly underperforming as the market was supported by relatively low issuance, ongoing underlying collateral performance improvements and still much higher-than-adequate levels of credit enhancement.

[1]	The difference in yield between a non-Treasury security and a Treasury security of similar duration.
[2]	A measure of a bond’s price sensitivity to a change in interest rates, adjusted for embedded options (i.e. puts, calls and prepayments).
[3]	A measure of a bond’s price sensitivity to a change in its credit spread.
[4]	A basis point is one hundredth of one percent, or 0.01%.
2

BBH BROAD MARKET FUND
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)
October 31, 2011

Corporate bonds and ABS represented the Fund’s largest exposures. Within the corporate sector, we emphasized the bonds of banks, insurance companies, and energy companies. Favored ABS included those backed by automobile loans, credit cards and dealer floorplan collateral. Although the after-fee performance of the Fund lagged its benchmarks5, we are pleased that the Fund still generated a positive return of 0.52% for Class N shares and 0.67% for Class I shares, net of fees, for the 12-month period ended October 31, 2011.

Going forward, we feel the Fund is well-positioned as we own an array of durable and attractively-priced credit instruments, with little exposure to interest rate direction.

[5]	The Barclays Capital U.S. Aggregate Bond Index (“BCAG”) is a market capitalization-weighted index. The BCAG includes Treasury securities, Government agency bonds, Mortgage-backed bonds, Corporate bonds, and a small amount of foreign bonds traded in U.S. The BCAG is an intermediate term index. The Barclays Capital U.S. 1-3 Year Treasury Bond Index (“BCTSY”) measures the performance of U.S. Treasury securities that have a remaining maturity of at least one year and less than three years. The BCTSY is a short term index. Investments cannot be made in the indices.
FINANCIAL STATEMENT OCTOBER 31, 2011	3

BBH BROAD MARKET FUND
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)
October 31, 2011

Growth of $10,000 Invested in BBH Broad Market Fund

The graph below illustrates the hypothetical investment of $10,0001 in the Class N shares of the Fund over the ten years ended October 31, 2011 as compared to the BCAG and BCTSY.

The annualized gross expense ratios as in the February 28, 2011 prospectus for Class N and Class I shares were 0.49% and 0.34%, respectively.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principle value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

[1]	The Fund’s performance assumes the reinvestment of all dividends and distributions. The Barclays Capital U.S. Aggregate Bond Index (“BCAG”) and the Barclays Capital U.S. 1-3 Year Treasury Bond Index (“BCTSY”) have been adjusted to reflect reinvestment of dividends on securities in the indices. The BCAG and BCTSY are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The indices are unmanaged. Investments cannot be made in the indices.
4

BBH BROAD MARKET FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of the BBH Trust and Shareholders of BBH Broad Market Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH Broad Market Fund (a series of BBH Trust) (the “Fund”) as of October 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Broad Market Fund as of October 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 21, 2011

FINANCIAL STATEMENT OCTOBER 31, 2011	5

BBH BROAD MARKET FUND
PORTFOLIO ALLOCATION
October 31, 2011

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
Asset Backed Securities	$755,583,595	35.0%
Collateralized Mortgage Backed Securities	9,758,859	0.4
Corporate Bonds	1,048,872,127	48.5
Municipal Bonds	119,577,611	5.5
U.S. Government Agency Obligations	2,328,419	0.1
Certificates of Deposit	193,500,000	9.0
Commercial Paper	43,500,000	2.0
U.S. Treasury Bills	3,399,697	0.2
Liabilities in Excess of Cash and Other Assets	(15,712,024)	(0.7)
NET ASSETS	$2,160,808,284	100.0%

All data as of October 31, 2011. The Fund’s breakdown by security type is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

6

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS
October 31, 2011

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (35.0%)
$35,000,000	Ally Master Owner Trust 2010-2[1]	04/15/17	4.250%	$37,719,014
2,750,000	American Express Credit Account
	Master Trust 2008-4[2]	11/15/16	1.643	2,835,907
2,750,000	American Express Credit Account
	Master Trust 2008-9[2]	04/15/16	1.843	2,826,758
4,889,554	AmeriCredit Automobile Receivables
	Trust 2009-1	10/15/13	3.040	4,926,739
3,676,921	AmeriCredit Automobile Receivables
	Trust 2010-1	03/17/14	1.660	3,684,862
13,525,000	AmeriCredit Automobile Receivables
	Trust 2010-3	04/08/15	1.140	13,536,729
9,635,000	AmeriCredit Automobile Receivables
	Trust 2011-3	01/08/16	1.170	9,647,877
6,700,000	AmeriCredit Automobile Receivables
	Trust 2011-4	05/09/16	1.170	6,691,995
3,169,869	Americredit Prime Automobile
	Receivables Trust 2009-1	01/15/14	2.210	3,186,130
13,350,000	Avis Budget Rental Car Funding
	AESOP LLC 2009-2A1	02/20/14	5.680	13,908,940
3,000,000	Avis Budget Rental Car Funding
	AESOP LLC 2010-3A1	05/20/16	4.640	3,215,180
25,300,000	Avis Budget Rental Car Funding
	AESOP LLC 2010-5A1	03/20/17	3.150	25,561,200
20,500,000	BA Credit Card Trust 2007-A8	11/17/14	5.590	21,139,764
16,000,000	Bank of America Auto Trust 2009-2A1	10/15/16	3.030	16,329,293
5,489,345	Bank of America Auto Trust 2009-3A1	12/15/13	1.670	5,509,383
13,380,000	BMW Vehicle Owner Trust 2011-A	08/25/15	0.760	13,368,693
26,300,000	Cabela’s Master Credit Card
	Trust 2010-1A1,2	01/16/18	1.693	27,137,834
15,175,000	Cabela’s Master Credit Card
	Trust 2010-2A1,2	09/17/18	0.943	15,292,829
3,725,000	Capital One Multi-Asset Execution
	Trust 2005-A7	06/15/15	4.700	3,842,881
18,220,000	CarMax Auto Owner Trust 2011-2	12/15/15	0.910	18,210,478

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2011	7

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2011

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$6,800,000	Chase Issuance Trust 2008-A10[2]	08/17/15	0.993%	$6,875,447
19,430,000	Chesapeake Funding LLC 2011-2A1,2	04/07/24	1.487	19,373,076
7,802,955	Chrysler Financial Auto Securitization
	Trust 2009-A	01/15/16	2.820	7,869,064
18,135,968	CitiFinancial Auto Issuance
	Trust 2009-1[1]	10/15/13	2.590	18,262,939
20,000,000	CitiFinancial Auto Issuance
	Trust 2009-1[1]	08/15/16	3.150	20,482,640
11,974,957	CNH Equipment Trust 2009-B	10/15/14	5.170	12,286,456
2,589,950	CNH Equipment Trust 2010-B	11/17/14	1.030	2,593,186
18,500,000	CNH Wholesale Master Note
	Trust 2011-1A1,2	12/15/15	1.043	18,521,194
13,800,000	DSC Floorplan Master Owner
	Trust 2011-1[1]	03/15/16	3.910	14,029,562
14,515,000	Enterprise Fleet Financing LLC 2011-2[1]	10/20/16	1.430	14,517,523
9,479,172	Ford Credit Auto Owner Trust 2009-E	01/15/14	1.510	9,515,934
7,450,000	Ford Credit Floorplan Master Owner
	Trust 2010-1[1,2]	12/15/14	1.893	7,539,314
1,500,000	Ford Credit Floorplan Master Owner
	Trust 2010-3[1,2]	02/15/17	1.943	1,544,412
30,250,000	Ford Credit Floorplan Master Owner
	Trust 2010-3[1]	02/15/17	4.200	32,671,633
33,000,000	GE Capital Credit Card Master Note
	Trust 2009-2	07/15/15	3.690	33,696,693
1,500,000	GE Capital Credit Card Master Note
	Trust 2010-3	06/15/16	2.210	1,532,709
3,940,000	GE Dealer Floorplan Master Note
	Trust 2011-1 A2	07/20/16	0.845	3,940,052
9,450,000	Hertz Vehicle Financing LLC 2010-1A1	02/25/17	3.740	9,751,388
32,660,000	Hertz Vehicle Financing LLC 2011-1A1	03/25/18	3.290	33,368,542
3,986,972	Honda Auto Receivables Owner
	Trust 2009-3	05/15/13	2.310	4,007,521
15,620,000	Huntington Auto Trust 2011-1A1	11/15/16	1.310	15,573,705

The accompanying notes are an integral part of these financial statements.

8

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2011

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$3,266,263	Hyundai Auto Receivables
	Trust 2009-A	08/15/13	2.030%	$3,283,434
1,419,475	John Deere Owner Trust 2009-A	10/15/13	2.590	1,423,407
7,646,897	Leaf II Receivables Funding LLC 2010-3[1]	06/20/16	3.450	7,624,721
15,128,564	Leaf II Receivables Funding LLC 2011-1[1]	12/20/18	1.700	14,816,916
7,627,808	Mercedes-Benz Auto Receivables
	Trust 2009-1	01/15/14	1.670	7,676,685
7,552,820	MMAF Equipment Finance LLC 2009-AA1	11/15/13	2.370	7,587,746
11,500,000	MMAF Equipment Finance LLC 2009-AA1	01/15/30	3.510	11,978,379
189,159	Nissan Auto Receivables Owner
	Trust 2009-A	02/15/13	3.200	189,986
40,000,000	Nissan Master Owner Trust
	Receivables 2010-AA1,2	01/15/15	1.393	40,322,796
11,500,000	Penarth Master Issuer, Plc. 2011-1A1,2	05/18/15	0.893	11,485,775
5,250,000	Santander Drive Auto Receivables
	Trust 2010-1	11/17/14	1.840	5,287,387
11,750,000	Santander Drive Auto Receivables
	Trust 2010-1	05/15/17	2.430	11,973,063
7,320,000	Santander Drive Auto Receivables
	Trust 2011-2	02/16/15	1.290	7,321,441
13,460,000	Santander Drive Auto Receivables
	Trust 2011-3	04/15/15	1.230	13,453,843
14,640,000	SMART Trust 2011-1USA[1]	11/14/16	2.520	14,930,605
16,120,000	Turquoise Card Backed Securities,
	Plc. 2011-1A1,2	09/15/16	1.068	16,120,000
328,985	Volkswagen Auto Loan Enhanced
	Trust 2008-2	03/20/13	5.470	330,179
6,086,832	Volkswagen Auto Loan Enhanced
	Trust 2010-1	01/20/14	1.310	6,104,845
18,350,000	Volkswagen Credit Auto Master
	Trust 2011-1A1,2	09/20/16	0.925	18,350,273
2,443,055	Westlake Automobile Receivables
	Trust 2010-1A1	12/17/12	1.750	2,443,279

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2011	9

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2011

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$6,375,000	Westlake Automobile Receivables
	Trust 2011-1A1	07/15/13	1.080%	$6,371,905
3,875,000	Westlake Automobile Receivables
	Trust 2011-1A1	06/16/14	1.490	3,876,034
6,090,855	World Omni Auto Receivables
	Trust 2010-A	12/16/13	1.340	6,105,420
	Total Asset Backed Securities
	(Identified cost $746,438,498)			755,583,595

	COLLATERALIZED MORTGAGE
	BACKED SECURITIES (0.4%)
9,150,000	American Tower Trust 2007-1A1	04/15/37	5.420	9,758,859
	Total Collateralized Mortgage Backed
	Securities (Identified cost $9,659,967)			9,758,859

	CORPORATE BONDS (48.5%)
	AGRICULTURE (1.9%)
22,800,000	Archer-Daniels-Midland Co.[2]	08/13/12	0.446	22,836,640
16,155,000	Reynolds American, Inc.	06/01/13	7.250	17,554,766
				40,391,406

	BANKING (9.5%)
17,500,000	BB&T Corp.	09/25/13	3.375	18,176,515
19,000,000	Citigroup, Inc.	08/19/13	6.500	20,127,574
12,485,000	Comerica Bank	11/21/16	5.750	13,817,349
19,890,000	Fifth Third Bancorp	05/01/13	6.250	21,100,565
1,806,026	FNBC 1993-A Pass Through Trust	01/05/18	8.080	2,052,206
31,190,000	Goldman Sachs Group, Inc.	05/01/14	6.000	33,139,094
13,000,000	JPMorgan Chase & Co.	06/01/14	4.650	13,964,080
17,000,000	KeyBank N.A.	08/15/12	5.700	17,602,888
11,675,000	KeyCorp	08/13/15	3.750	11,909,703
12,955,000	Royal Bank of Scotland, Plc.	01/11/14	3.250	12,868,823
12,955,000	Royal Bank of Scotland, Plc.	03/16/16	4.375	13,038,935
25,340,000	Wachovia Corp.	05/01/13	5.500	26,944,377
				204,742,109

The accompanying notes are an integral part of these financial statements.

10

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2011

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BEVERAGES (1.0%)
$20,850,000	Anheuser-Busch InBev Worldwide, Inc.	03/26/13	2.500%	$21,340,830

	DIVERSIFIED FINANCIAL SERVICES (2.7%)
5,857,672	5400 Westheimer Court Depositor Corp.[1]	04/11/16	7.500	6,374,262
23,337,000	American Express Credit Corp.	08/20/13	7.300	25,547,084
6,465,000	Bear Stearns Cos. LLC	02/01/12	5.350	6,543,194
21,000,000	Merrill Lynch & Co., Inc.	01/15/15	5.000	21,208,551
				59,673,091
	ELECTRIC (0.9%)
5,000,000	MidAmerican Energy Co.	07/15/12	5.650	5,170,235
13,000,000	PG&E Corp.	04/01/14	5.750	14,232,907
				19,403,142
	ENVIRONMENTAL CONTROL (0.7%)
15,180,000	Allied Waste North America, Inc.	06/01/17	6.875	16,261,575

	FOOD (1.9%)
30,911,000	Kraft Foods, Inc.	11/01/11	5.625	30,911,000
9,200,000	Kroger Co.	06/15/12	6.200	9,472,955
				40,383,955
	FOREST PRODUCT & PAPER (1.1%)
21,800,000	International Paper Co.	04/01/15	5.300	23,326,937

	GAS (0.7%)
7,000,000	Sempra Energy	02/01/13	6.000	7,408,065
6,750,000	Sempra Energy	11/15/13	8.900	7,671,672
				15,079,737
	HEALTHCARE-PRODUCTS (0.6%)
13,365,000	DENTSPLY International, Inc.[2]	08/15/13	1.803	13,453,289

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2011	11

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2011

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	HEALTHCARE-SERVICES (1.5%)
$5,000,000	UnitedHealth Group, Inc.	11/15/12	5.500%	$5,233,530
6,750,000	UnitedHealth Group, Inc.	04/01/13	4.875	7,085,637
20,484,000	WellPoint, Inc.	08/01/12	6.800	21,400,003
				33,719,170
	INSURANCE (3.9%)
25,097,000	ACE INA Holdings, Inc.	06/15/14	5.875	27,755,450
6,465,000	ACE INA Holdings, Inc.	05/15/15	5.600	7,215,263
4,130,000	Everest Reinsurance Holdings, Inc.	10/15/14	5.400	4,412,959
19,000,000	Marsh & McLennan Cos., Inc.	03/15/12	6.250	19,355,433
14,675,000	MetLife, Inc.	12/01/11	6.125	14,737,031
10,840,000	MetLife, Inc.	12/15/12	5.375	11,307,974
				84,784,110
	IRON/STEEL (1.3%)
26,500,000	ArcelorMittal	06/01/13	5.375	27,623,971

	MEDIA (3.6%)
20,000,000	Comcast Cable Communications
	Holdings, Inc.	03/15/13	8.375	21,955,660
15,510,000	News America, Inc.	02/01/13	9.250	16,873,903
38,102,000	Time Warner Cable, Inc.	07/02/12	5.400	39,222,999
				78,052,562
	MINING (1.7%)
20,575,000	Anglo American Capital, Plc.[1]	04/08/14	9.375	23,934,013
11,960,000	Rio Tinto Finance USA, Ltd.	05/20/16	2.500	12,297,487
				36,231,500
	OFFICE/BUSINESS EQUIP (0.1%)
2,335,000	Pitney Bowes, Inc.	08/15/14	4.875	2,476,849

The accompanying notes are an integral part of these financial statements.

12

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2011

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	OIL & GAS (2.9%)
$10,000,000	Burlington Resources Finance Co.	12/01/11	6.500%	$10,042,980
39,500,000	Encana Corp.	11/01/11	6.300	39,500,000
12,945,000	Transocean, Inc.	03/15/13	5.250	13,462,282
				63,005,262
	OIL & GAS SERVICES (2.3%)
8,600,000	Cameron International Corp.[2]	06/02/14	1.257	8,640,265
39,440,000	Weatherford International, Ltd.	03/15/13	5.150	41,260,472
				49,900,737
	PIPELINES (2.2%)
27,540,000	ONEOK Partners LP	04/01/12	5.900	28,067,419
18,283,000	Williams Partners LP	02/15/15	3.800	19,168,683
				47,236,102
	REAL ESTATE (0.8%)
17,375,000	ProLogis LP	08/15/17	4.500	17,453,014

	REAL ESTATE INVESTMENT TRUSTS (0.5%)
11,024,000	HCP, Inc.	02/01/14	2.700	10,924,806

	RETAIL (0.2%)
1,113,249	CVS Pass-Through Trust[1]	01/10/12	7.770	1,124,382
2,319,950	CVS Pass-Through Trust[1]	01/10/13	6.117	2,389,548
				3,513,930
	SOFTWARE (1.7%)
35,884,000	Intuit, Inc.	03/15/12	5.400	36,421,506

	TELECOMMUNICATIONS (3.4%)
23,247,000	American Tower Corp.	04/01/15	4.625	24,805,014
15,000,000	AT&T, Inc.	01/15/13	4.950	15,730,290
6,035,000	British Telecommunications, Plc.	01/15/13	5.150	6,306,056

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2011	13

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2011

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	TELECOMMUNICATIONS (continued)
$10,500,000	Deutsche Telekom International
	Finance BV	07/22/13	5.250%	$11,098,930
9,585,000	Deutsche Telekom International
	Finance BV	08/20/13	5.875	10,261,452
5,250,000	Verizon Global Funding Corp.	09/01/12	7.375	5,531,337
				73,733,079

	TRANSPORTATION (1.4%)
5,000,000	Burlington Northern Santa Fe LLC	07/01/13	4.300	5,260,885
4,661,000	Union Pacific Corp.	01/15/12	6.125	4,708,924
4,671,000	Union Pacific Corp.	04/15/12	6.500	4,784,753
14,190,000	Union Pacific Corp.	01/31/13	5.450	14,984,896
				29,739,458
	Total Corporate Bonds
	(Identified cost $1,035,896,846)			1,048,872,127

	MUNICIPAL BONDS (5.5%)
19,000,000	New Jersey State Economic
	Development Authority	09/01/13	2.657	19,349,790
20,265,000	New Jersey State Turnpike
	Authority	01/01/16	4.252	20,862,007
4,400,000	New York, New York	12/01/13	1.910	4,475,724
10,200,000	New York, New York	10/01/14	2.230	10,425,930
4,000,000	New York, New York	12/01/14	2.670	4,134,120
17,300,000	Pennsylvania State Economic
	Development Financing Authority[2]	07/01/41	2.625	17,430,615
11,300,000	State of California	07/01/13	5.250	12,174,959
20,020,000	State of Illinois	01/01/14	4.071	20,566,346
10,440,000	Utah State Board of Regents[2]	05/01/29	1.203	10,158,120
	Total Municipal Bonds
	(Identified cost $118,726,149)			119,577,611

The accompanying notes are an integral part of these financial statements.

14

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2011

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS (0.1%)
$570,580	Federal Home Loan Mortgage Corp.
	(FHLMC) Non Gold Guaranteed[2]	04/01/36	2.513%	$600,667
155,078	Federal Home Loan Mortgage Corp.
	(FHLMC) Non Gold Guaranteed[2]	12/01/36	5.460	162,136
158,431	Federal Home Loan Mortgage Corp.
	(FHLMC) Non Gold Guaranteed[2]	01/01/37	5.440	167,882
387,321	Federal Home Loan Mortgage Corp.
	(FHLMC) Non Gold Guaranteed[2]	02/01/37	5.274	410,968
191,684	Federal National Mortgage
	Association (FNMA)[2]	07/01/36	2.751	201,941
289,835	Federal National Mortgage
	Association (FNMA)[2]	09/01/36	2.441	305,352
415,106	Federal National Mortgage
	Association (FNMA)[2]	01/01/37	5.260	440,099
38,006	Government National Mortgage
	Association (GNMA)[2]	08/20/29	2.625	39,374
	Total U.S. Government Agency Obligations
	(Identified cost $2,213,345)			2,328,419

	CERTIFICATES OF DEPOSIT (9.0%)
34,500,000	Banco Bilbao Vizcaya Argentaria	11/04/11	0.780	34,500,000
34,500,000	Banco Santander	11/02/11	0.810	34,500,000
50,000,000	Bank of Nova Scotia	01/27/12	0.310	50,000,000
34,500,000	Barclays Bank, Plc.	11/04/11	0.750	34,500,000
40,000,000	BNP Paribas	11/01/11	0.470	40,000,000
	Total Certificates of Deposit
	(Identified cost $193,500,000)			193,500,000

	COMMERCIAL PAPER (2.0%)
16,500,000	ING US Funding LLC[3]	11/01/11	0.250	16,500,000
27,000,000	Societe Generale North America, Inc.[3]	11/01/11	0.220	27,000,000
	Total Commercial Paper
	(Identified cost $43,500,000)			43,500,000

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2011	15

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2011

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. TREASURY BILLS (0.2%)
$3,400,000	U.S. Treasury Bill[3,4]	03/08/12	0.057%	$3,399,697
	Total U.S. Treasury Bills
	(Identified cost $3,399,311)			3,399,697

TOTAL INVESTMENTS IN SECURITIES
(Identified cost $2,153,334,116)[5]			100.7%	$2,176,520,308
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS			(0.7)	(15,712,024)
NET ASSETS			100.0%	$2,160,808,284

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at October 31, 2011 was $549,799,094 or 25.4% of net assets.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the October 31, 2011 coupon or interest rate.
[3]	Coupon represents a yield to maturity.
[4]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[5]	The aggregate cost for federal income tax purposes is $2,153,334,724, the aggregate gross unrealized appreciation is $24,702,881 and the aggregate gross unrealized depreciation is $1,517,297, resulting in net unrealized appreciation of $23,185,584.

The accompanying notes are an integral part of these financial statements.

16

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2011

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – (unadjusted) quoted prices in active markets for identical investments.

—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the values received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2011	17

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2011

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2011.

Investments in securities, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of October 31, 2011
Asset Backed Securities	$—	$755,583,595	—	$755,583,595
Collateralized Mortgage
Backed Securities	—	9,758,859	—	9,758,859
Corporate Bonds	—	1,048,872,127	—	1,048,872,127
Municipal Bonds	—	119,577,611	—	119,577,611
U.S. Government Agency
Obligations	—	2,328,419	—	2,328,419
Certificates of Deposit	—	193,500,000	—	193,500,000
Commercial Paper	—	43,500,000	—	43,500,000
U.S. Treasury Bills	—	3,399,697	—	3,399,697
Total Investments in
securities, at value	$—	$2,176,520,308	—	$2,176,520,308

Other Financial Instruments, at value
Futures Contracts	617,322	—	—	617,322
Other Financial Instruments,
at value	$617,322	$—	—	$617,322

*	The Fund’s policy is to disclose significant transfers between levels based on valuations at the end of the reporting period. There were no transfers between levels 1, 2 or 3 as of October 31, 2011, based on the valuation input levels on October 31, 2010.

The accompanying notes are an integral part of these financial statements.

18

BBH BROAD MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2011

ASSETS:
Investments in securities, at value (identified cost $2,153,334,116)	$2,176,520,308
Cash	67,888
Receivables for:
Interest	17,930,296
Shares sold	803,027
Prepaid assets	18,929
Investments sold	972
Other receivables	611
Total Assets	2,195,342,031

LIABILITIES:
Payables for:
Investments purchased	22,219,481
Shares redeemed	10,352,631
Futures variation margin on open contracts	1,049,834
Investment advisory and administrative fees	559,868
Shareholder servicing fees	173,379
Custody and fund accounting fees	76,189
Professional fees	52,800
Distribution fees	6,490
Transfer agent fees	4,537
Board of Trustees’ fees	1,534
Accrued expenses and other liabilities	37,004
Total Liabilities	34,533,747
NET ASSETS	$2,160,808,284

Net Assets Consist of:
Paid-in capital	$2,128,753,167
Undistributed net investment income	216,433
Accumulated net realized gain on investments in securities
and foreign exchange transactions	8,035,148
Net unrealized appreciation/(depreciation) on investments in securities	23,803,536
Net Assets	$2,160,808,284

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($1,336,307,895 ÷ 129,212,730 shares outstanding)	$10.34

CLASS I SHARES
($824,500,389 ÷ 79,760,387 shares outstanding)	$10.34

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2011	19

BBH BROAD MARKET FUND
STATEMENT OF OPERATIONS
For the year ended October 31, 2011

NET INVESTMENT INCOME:
Income:
Interest and other income	$48,360,062
Total Income	48,360,062
Expenses:
Investment advisory and administrative fees	6,744,345
Shareholder servicing fees	2,013,743
Custody and fund accounting fees	463,564
Board of Trustees’ fees	102,636
Professional fees	81,551
Distribution fees	37,689
Transfer agent fees	30,787
Miscellaneous expenses	131,144
Total Expenses	9,605,459
Expense offset arrangement	(1,553)
Net Expenses	9,603,906
Net Investment Income	38,756,156

NET REALIZED AND UNREALIZED LOSS:
Net realized gain on investments in securities	22,252,607
Net realized loss on futures contracts	(12,662,561)
Net realized loss on foreign exchange transactions	(894)
Net realized gain on investments in securities, futures contracts
and foreign exchange transactions	9,589,152
Net change in unrealized appreciation/(depreciation) on
investments in securities	(38,666,595)
Net change in unrealized appreciation/(depreciation) on futures contracts	3,300,156
Net change in unrealized appreciation/(depreciation) on foreign
currency translations	(885)
Net change in unrealized appreciation/(depreciation) on investments in
securities, futures contracts and foreign currency translations	(35,367,324)
Net Realized and Unrealized Loss	(25,778,172)
Net Increase in Net Assets Resulting from Operations	$12,977,984

The accompanying notes are an integral part of these financial statements.

20

BBH BROAD MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the years ended October 31,
	2011	2010
INCREASE IN NET ASSETS:
Operations:
Net investment income	$38,756,156	$43,397,621
Net realized gain on investments in securities, futures
contracts and foreign exchange transactions	9,589,152	6,625,363
Net change in unrealized appreciation/(depreciation)
on investments in securities, futures contracts and
foreign currency translations	(35,367,324)	32,243,650
Net increase in net assets resulting from
operations	12,977,984	82,266,634
Dividends and distributions declared:
From net investment income:
Class N	(22,378,091)	(26,313,676)
Class I	(16,390,844)	(17,053,751)
Total dividends and distributions declared	(38,768,935)	(43,367,427)
Share transactions:
Net proceeds from sales of shares	1,270,309,218	1,748,469,640
Net asset value of shares issued to shareholders
for reinvestment of dividends and distributions	37,551,425	41,283,803
Proceeds from short-term redemption fees	9,076	2,156
Net cost of shares redeemed	(1,333,865,597)	(940,686,488)
Net increase (decrease) in net assets resulting
from share transactions	(25,995,878)	849,069,111
Total increase (decrease) in net assets	(51,786,829)	887,968,318

NET ASSETS:
Beginning of year	2,212,595,113	1,324,626,795
End of year (including dividends and distributions
in excess of net investment income of $216,433
and $228,766, respectively)	$2,160,808,284	$2,212,595,113

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2011	21

BBH BROAD MARKET FUND
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each year.

	For the years ended October 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of year	$10.46	$10.24	$9.31	$9.92	$10.10
Income from investment operations:
Net investment income[1]	0.17	0.25	0.30	0.44	0.46
Net realized and unrealized gain (loss)	(0.12)	0.21	0.96	(0.63)	(0.21)
Total income (loss) from investment
operations	0.05	0.46	1.26	(0.19)	0.25
Less dividends and distributions:
From net investment income	(0.17)	(0.24)	(0.33)	(0.42)	(0.43)
Net asset value, end of year	$10.34	$10.46	$10.24	$9.31	$9.92
Total return	0.52%	4.58%	13.63%	(2.08)%	2.42%

Ratios/Supplemental data:
Net assets, end of year (in millions)	$1,336	$1,287	$870	$160	$168
Ratio of expenses to average net assets
before reductions	0.49%	0.49%	0.52%	0.58%	0.62%
Expense offset arrangement	0.00%[2]	0.00%[2]	0.00%[2]	0.00%[2]	0.01%
Ratio of expenses to average net assets
after reductions	0.49%	0.49%	0.52%	0.58%	0.61%
Ratio of net investment income to
average net assets	1.66%	2.38%	2.96%	4.42%	4.62%
Portfolio turnover rate	28%	40%	125%	185%	275%

[1]	Calculated using average shares outstanding for the year.
[2]	Less than 0.01%

The accompanying notes are an integral part of these financial statements.

22

BBH BROAD MARKET FUND
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class I share outstanding throughout each year.

	For the years ended October 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of year	$10.46	$10.23	$9.31	$9.92	$10.10
Income from investment operations:
Net investment income[1]	0.19	0.26	0.31	0.46	0.48
Net realized and unrealized gain (loss)	(0.12)	0.23	0.95	(0.64)	(0.20)
Total income (loss) from investment
operations	0.07	0.49	1.26	(0.18)	0.28
Less dividends and distributions:
From net investment income	(0.19)	(0.26)	(0.34)	(0.43)	(0.46)
Net asset value, end of year	$10.34	$10.46	$10.23	$9.31	$9.92
Total return	0.67%	4.83%	13.67%	(1.92)%	2.58%
Ratios/Supplemental data:
Net assets, end of year (in millions)	$825	$926	$455	$95	$121
Ratio of expenses to average net assets
before reductions	0.33%	0.34%	0.37%	0.42%	0.47%
Expense offset arrangement	0.00%[2]	0.00%[2]	0.00%[2]	0.00%[2]	0.01%
Ratio of expenses to average net assets
after reductions	0.33%	0.34%	0.37%	0.42%	0.46%
Ratio of net investment income to
average net assets	1.82%	2.52%	3.11%	4.56%	4.78%
Portfolio turnover rate	28%	40%	125%	185%	275%

[1]	Calculated using average shares outstanding for the year.
[2]	Less than 0.01%

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2011	23

BBH BROAD MARKET FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2011

1.	Organization. The Fund is a separate series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on December 22, 2000. On August 6, 2002, the Board of Trustees (“Board”) of the Trust reclassified the Fund’s outstanding shares as “Class N,” and established a new class of shares designated as “Class I”. Class I commenced operations on December 3, 2002. Class N and Class I shares have different operating expenses. Neither Class N shares nor Class I shares convert to any other share class of the Fund. As of October 31, 2011, there were four series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. Bonds and other fixed income securities, including restricted securities (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Board. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board.

B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable
24

BBH BROAD MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2011

when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Repurchase Agreements. The Fund may enter into repurchase agreements with primary dealers of U.S. Government obligations as designated by the Federal Reserve Bank of New York. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction or effectively the interest rate paid by the dealer to the Fund. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. At October 31, 2011, the Fund had no open repurchase agreements.
E.	Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts (“Contracts”) in connection with planned purchases or sales of securities to hedge the U.S. dollar value of securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of Contracts. The Fund could be exposed to risks if the counterparties to the Contracts are unable to meet the terms of their Contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward foreign currency exchange rates supplied by a quotation service. As of and for the year ended October 31, 2011, the Fund had no open Contracts.
F.	Swap Agreements. The Fund may enter into swap agreements. A swap is an exchange of cash payments based on a notional principal amount between the Fund and another party which is based on a specific financial index. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Cash payments are
FINANCIAL STATEMENT OCTOBER 31, 2011	25

BBH BROAD MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2011

exchanged at specified intervals and recorded in the Statement of Operations as realized gains and losses. The expected income or expense is recorded on an accrual basis. The value of the swap is adjusted daily, and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. The Fund may use swaps for both hedging and non-hedging purposes. For hedging purposes, the Fund may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the Fund may use swaps to take a position on anticipated changes in the underlying financial index. The Fund did not have any swap activity during the year ended October 31, 2011.

G.	Financial Futures Contracts. The Fund may enter into open futures contracts in order to hedge against anticipated future changes in interest rates, which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities that are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk of loss. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which it is traded. The following futures contracts were open at October 31, 2011:
Description	Number of Contracts	Expiration Date	Market Value	Unrealized Gain (Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	3,110	December 2011	$685,074,719	$626,080
U.S. Treasury 5-Year Notes	1,120	December 2011	137,322,505	(8,758)
				$617,322

For the year ended October 31, 2011, the average monthly number of open futures contracts was 2,892. The range of monthly notional values was $205,215,781 to $823,014,546.

26

BBH BROAD MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2011

Fair Values of Futures Contracts as of October 31, 2011

Derivatives not accounted for as hedging instruments under authoritative guidance for derivatives instruments and hedging activities:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures Contracts	Futures variation margin	—	Futures variation margin	$1,049,834	*
	on open contracts		on open contracts
Total		—		$1,049,834

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Futures Contracts on the Statement of Operations

Net Realized Loss on Futures Contracts
Futures Contracts	$(12,662,561)
Net Change in Unrealized Appreciation/(Depreciation) on Futures Contracts
Futures Contracts	$ 3,300,156

H.	Rule 144A Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A under the 1933 Act (“Rule 144A Securities”). A Rule 144A Security may be considered illiquid and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the investment adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored. Information regarding Rule 144A securities is included at the end of the portfolio of investments.

I.	Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. Pursuant to the Fund’s securities lending policy and procedures, the loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto,
FINANCIAL STATEMENT OCTOBER 31, 2011	27

BBH BROAD MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2011

on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan as of October 31, 2011.

J.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carry forwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification (“ASC”) 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2011, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the year ended October 31, 2011, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

28

BBH BROAD MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2011

K.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are generally declared and paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal years ended October 31, 2011 and 2010, respectively, were as follows:
Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2011:	$38,768,935	—	$38,768,935	—	$38,768,935
2010:	43,367,427	—	43,367,427	—	43,367,427

As of October 31, 2011 and 2010, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings / (deficit)
2011:	$216,433	$8,653,078	$8,869,511	$ —	$ —	$23,185,606	$32,055,117
2010:	228,766	—	228,766	(4,235,772)	(608)	59,170,860	55,163,246

As of October 31, 2011, the Fund had a no net capital loss carry forward.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital loss.

Total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carry forwards, such gains will not be distributed.

FINANCIAL STATEMENT OCTOBER 31, 2011	29

BBH BROAD MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2011

L.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.
3.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.30% of the Fund’s average daily net assets. For the year ended October 31, 2011, the Fund incurred $6,744,345 for services under the Agreement.
B.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.15% of Class N shares’ average daily net assets. For the year ended October 31, 2011, Class N shares of the Fund incurred $2,013,743 in shareholder servicing fees.
C.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.04% per annum on the first $100,000,000 of net assets, 0.02% per annum on the next $400,000,000 of net assets and 0.01% per annum on all net assets over $500,000,000. For the year ended October 31, 2011, the Fund incurred $463,564 in custody and fund accounting fees. These fees for the Fund were reduced by $1,553 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the year ended October 31, 2011, was $1,556.
D.	Securities Lending Fees. The Trust has a securities lending agreement with BBH for which BBH receives a portion of the securities lending proceeds in exchange for its services as lending agent. For the year ended October 31, 2011, BBH received no securities lending proceeds.
30

BBH BROAD MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2011

E.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2011, the Fund incurred $102,636 in non-interested Trustee compensation and reimbursements.
4.	Investment Transactions. For the year ended October 31, 2011, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $685,977,262 and $500,128,098 respectively.
5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N and Class I shares were as follows:
	For the year ended October 31, 2011		For the year ended October 31, 2010
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	73,393,742	$764,288,458	87,811,416	$907,548,434
Shares issued in connection
with reinvestments of
dividends	2,062,291	21,444,208	2,429,069	25,094,404
Proceeds from short-term
redemption fees	NA	8,771	NA	1,851
Shares redeemed	(69,215,317)	(720,461,530)	(52,214,769)	(539,169,938)
Net increase	6,240,716	$65,279,907	38,025,716	$393,474,751

Class I
Shares sold	48,573,131	$506,020,760	81,428,157	$840,921,206
Shares issued in connection
with reinvestments of
dividends	1,549,678	16,107,217	1,566,277	16,189,399
Proceeds from short-term
redemption fees	NA	305	NA	305
Shares redeemed	(58,915,144)	(613,404,067)	(38,879,690)	(401,516,550)
Net increase (decrease)	(8,792,335)	$(91,275,785)	44,114,744	$455,594,360

FINANCIAL STATEMENT OCTOBER 31, 2011	31

BBH BROAD MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2011

6.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund. In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), higher volatility for securities with longer maturities (maturity risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (liquidity risk), or certain risks associated with investing in foreign securities not present in domestic investments (foreign investment risk). The Fund’s use of derivatives creates risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). The Fund’s use of borrowing, engagement in reverse repurchase agreements and investment in some derivatives, involve leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile (leverage risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations (market risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
32

BBH BROAD MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2011

7.	Subsequent Event. Management has evaluated events and transactions that may have occurred since October 31, 2011 through the date the financial statements were issued, that would merit recognition or additional disclosure in the financial statements.

At a meeting held on December 7, 2011, the Board of Trustees of BBH Trust approved the following changes effective January 1, 2012 to fees paid by the Fund:

•	a 0.05% decrease in the Investment Advisory and Administrative Fee for the Fund’s average daily net assets in excess of $1,000,000,000 to an annual rate equivalent of 0.25%.
•	a 0.05% increase in the Shareholder Servicing Fee to an annual rate equivalent of 0.20% of the Class N shares' average daily net assets.
FINANCIAL STATEMENT OCTOBER 31, 2011	33

BBH BROAD MARKET FUND
SUPPLEMENTAL PROXY INFORMATION
October 31, 2011 (unaudited)

Supplemental Proxy Information. A Special Meeting of Trust shareholders was held on June 20, 2011. On April 29, 2011, the record date for shareholders voting at the meeting, there were 207,181,804 total outstanding shares.

The following items were considered by Fund shareholders and the results of their voting are listed below.

Proposal:

To elect three Trustees to the Board of the Trust;

Susan C. Livingston
Shares voted affirmatively	205,221,196
Shares voted negatively	1,705,817
Shares abstaining	254,791

Andrew S. Frazier
Shares voted affirmatively	206,927,013
Shares voted negatively	0
Shares abstaining	254,791

Mark M. Collins
Shares voted affirmatively	206,927,013
Shares voted negatively	0
Shares abstaining	254,791

Immediately upon shareholder approval, Mr. Collins began to serve as a Trustee. Ms. Livingston began to serve as a Trustee on April 1, 2011 and Mr. Frazier began to serve as a Trustee on June 23, 2010. Messrs. Shields, Feldman, Lowy, Miltenberger and Wagner continued their service as Trustees.

34

BBH BROAD MARKET FUND
DISCLOSURE OF FUND EXPENSES
October 31, 2011 (unaudited)

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (as applicable), including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs (as applicable), including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2011 to October 31, 2011).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

FINANCIAL STATEMENT OCTOBER 31, 2011	35

BBH BROAD MARKET FUND
DISCLOSURE OF FUND EXPENSES (continued)
October 31, 2011 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	May 1, 2011 to
	May 1, 2011	October 31, 2011	October 31, 2011[1]
Class N
Actual	$1,000	$1,000	$2.52
Hypothetical[2]	$1,000	$1,023	$2.55

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	May 1, 2011 to
	May 1, 2011	October 31, 2011	October 31, 2011[1]
Class I
Actual	$1,000	$1,002	$1.72
Hypothetical[2]	$1,000	$1,023	$1.73

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.50% and 0.34% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.
36

BBH BROAD MARKET FUND
CONFLICTS OF INTEREST
October 31, 2011 (unaudited)

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the Investment Adviser, BBH provides administrative, custody, fund accounting, shareholder servicing and securities lending services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to the Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets. From time to time, BBH may buy or sell shares of the Fund on behalf of discretionary wealth management clients.

The SID may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or brokerage services. The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and brokerage services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities. The SID currently does not direct brokerage transactions for BBH Broad Market Fund.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees.

FINANCIAL STATEMENT OCTOBER 31, 2011	37

BBH BROAD MARKET FUND
CONFLICTS OF INTEREST (continued)
October 31, 2011 (unaudited)

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities within the parameters of which have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Fund has designated a chief compliance officer and has adopted and implemented policies and procedures designed to address the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. The Trustees receive regular reports from the Investment Adviser and the Fund’s chief compliance officer on areas of potential conflict.

38

BBH BROAD MARKET FUND
ADDITIONAL FEDERAL TAX INFORMATION
October 31, 2011 (unaudited)

The qualified investment income (QII) percentage for the year ended October 31, 2011 was 88.20%. In January 2012, shareholders will receive on Form 1099-DIV, which will include their share of qualified dividends distributed during the calendar year 2011. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

FINANCIAL STATEMENT OCTOBER 31, 2011	39

TRUSTEES AND OFFICERS OF BBH BROAD MARKET FUND
(unaudited)

Information pertaining to the Trustees of the Trust and executive officers of the Trust is set forth below. The Statement of Additional Information for the BBH Broad Market Fund includes additional information about the Fund’s Trustees and is available upon request without charge by contacting the Fund at 1-800-625-5759.

Name and Birth Date	Position(s) Held with Trust	Term of Office# and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee^	Other Directorships Held by Trustee
Independent Trustees
Joseph V. Shields Jr. Birth Date: March 17, 1938	Chairman of the Board and Trustee	Since 2007 1990-2007 with the Predecessor Trust	Managing Director and Chairman of Wellington Shields & Co. LLC (member of New York Stock Exchange (“NYSE”)).	4	Chairman of Capital Management Associates, Inc. (registered investment adviser); Director of Flowers Foods, Inc. (NYSE listed company).

David P. Feldman Birth Date: November 16, 1939	Trustee	Since 2007 1990-2007 with the Predecessor Trust	Retired.	4	Director of Dreyfus Mutual Funds (59 Funds)

Arthur D. Miltenberger Birth Date: November 8, 1938	Trustee	Since 2007 1992-2007 with the Predecessor Trust	Retired.	4	None

H. Whitney Wagner Birth Date: March 3, 1956	Trustee	Since 2007 2006-2007 with the Predecessor Trust	President, Clear Brook Advisors, a registered investment advisor.	4	None

Andrew S. Frazier Birth Date: April 8, 1948	Trustee	Since 2010	President of Western World Insurance Group, Inc. (“WWIG”) (January 2010 to present). President and CEO of WWIG and subsidiaries (1992-2009).	4	Director of WWIG

40

TRUSTEES AND OFFICERS OF BBH BROAD MARKET FUND
(unaudited)

Name, Birth Date and Address	Position(s) Held with Trust	Term of Office# and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee^	Other Directorships Held by Trustee
Mark M. Collins Birth Date: November 8, 1956	Trustee	Since 2011	Partner of Brown Investment Advisory Incorporated, a registered investment advisor.	4	Chairman of Dillon Trust Company; Chairman of Keswick Management; Director of Domaine Clarence Dillon, Bordeaux, France; and Director of Pinnacle Care International.
Interested Trustees
Susan C. Livingston+ 40 Water Street Boston, MA 02109 Birth Date: February 18, 1957	Trustee	Since 2011	Partner (since 1998) and Senior Client Advocate (since 2010) of BBH, Director of BBH Luxembourg S.C.A. (since 1992); Director of BBH Trust Company (Cayman) Ltd. (2007 to April 2011); and BBH Investor Services (London) Ltd (2001 to April 2011).	4	None

John A. Gehret+ 140 Broadway New York, NY 10005 Birth Date: April 11, 1959	Trustee	Since 2011	Partner (since 1998) of BBH. Joined BBH in 1981.	4	None

FINANCIAL STATEMENT OCTOBER 31, 2011	41

TRUSTEES AND OFFICERS OF BBH BROAD MARKET FUND
(unaudited)

OFFICERS

Name, Birth Date and Address	Position(s) Held with Trust	Term of Office# and Length of Time Served	Principal Occupation(s) During Past 5 Years
Radford W. Klotz 140 Broadway New York, NY 10005 Birth Date: December 1, 1955	President and Principal Executive Officer	Since 2011	Joined BBH in 1977 and has been a Partner of the firm since 1995.

Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Date: December 10, 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Senior Vice President of BBH since September 2001; joined BBH in 1999.

Mark B. Nixon 140 Broadway New York, NY 10005 Birth Date: January 14, 1963	Assistant Secretary	Since 2007 2006-2007 with the Predecessor Trust	Vice President of BBH (since October 2006).

Mark A. Egert 140 Broadway New York, NY 10005 Birth Date: May 25, 1962	Chief Compliance Officer (“CCO”)	Since 2011	CCO for BBH (June 2011 – present); Partner at Crowell & Moring LLP (from April 2010 to May 2011); CCO of Cowen and Company (from January 2005 to April 2010).

Sue M. Rim-An 140 Broadway New York, NY 10005 Birth Date: September 10, 1970	Anti-Money Laundering Officer	Since 2008	Anti-Money Laundering (“AML”) Officer, Vice President of BBH (September 2007-present); AML Officer at UBS Investment Bank (April 2006 – August 2007).

Suzan Barron 50 Milk Street Boston, MA 02109 Birth Date: September 5, 1964	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel, Corporate Secretary and Regulatory Support Practice of Fund Administration, BBH since November 2005.

42

TRUSTEES AND OFFICERS OF BBH BROAD MARKET FUND
(unaudited)

Name, Birth Date and Address	Position(s) Held with Trust	Term of Office# and Length of Time Served	Principal Occupation(s) During Past 5 Years
Alexander Tikonoff 50 Milk Street Boston, MA 02109 Birth Date: December 23, 1974	Assistant Secretary	Since 2009	Assistant Vice President and Investor Services Associate Counsel, BBH (since August 2006).

Rowena Rothman 140 Broadway New York, NY 10005 Birth Date: October 24, 1967	Assistant Treasurer	Since 2011	Vice President of BBH (since 2009); Finance and Accounting Consultant at The Siegfried Group (2007-2009).

#	All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws). Except for Ms. Livingston and Messrs. Collins, Frazier and Gehret, the Trustees previously served on the Board of Trustees of the Predecessor Trust. At a meeting held on December 7, 2011, the Board approved the addition of Mr. Klotz as the President and Principal Executive Officer and Rowena Rothman as the Assistant Treasurer of the Trust.
^	The Fund Complex consists of the Trust, which has four series, and each is counted as one “Fund” for purposes of this table.
+	Ms. Livingston and Mr. Gehret are “interested persons” of the Trust as defined in the 1940 Act because of their positions as Partners of BBH. Mr. Gehret was appointed to the Board of Trustees of the Trust on December 7, 2011.

FINANCIAL STATEMENT OCTOBER 31, 2011	43

ADMINISTRATOR	INVESTMENT ADVISER
BROWN BROTHERS HARRIMAN & CO.	BROWN BROTHERS HARRIMAN
140 BROADWAY	MUTUAL FUND ADVISORY
NEW YORK, NY 10005	DEPARTMENT
140 BROADWAY
DISTRIBUTOR	NEW YORK, NY 10005
ALPS DISTRIBUTORS, INC.
1290 BROADWAY, SUITE 1100
DENVER, CO 80203

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN & CO.
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the U.S. Securities and Exchange Commission (“SEC”) a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Fund at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

Annual Report

OCTOBER 31, 2011

BBH INTERNATIONAL EQUITY FUND

BBH INTERNATIONAL EQUITY FUND
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
October 31, 2011

For the 12-month period ended October 31, 2011, the BBH International Equity Fund (the “Fund”) Class N Shares and Class I Shares returned -1.49% and -1.26%, net of fees, respectively. The Fund’s benchmark, MSCI Europe, Australasia Far East Index1 (the “EAFE”), returned -4.08% over the same period. The Fund continues to employ two sub-advisers who are monitored by the investment adviser. One sub-adviser, Mondrian Investment Partners Limited (“Mondrian”), employs a value strategy while the other, Walter Scott & Partners Limited (“Walter Scott”), employs a growth strategy. New assets continue to be allocated equally between both sub-advisers.

The Fund benefited from its defensive positioning, specifically an overweight to Consumer Non-Cyclical and Health Care, which were the two best performing sectors in the index, and underweight to more cyclically sensitive sectors such as Consumer Cyclical and Basic Materials in what was a difficult year for equities in general. Both sub-advisers’ underweight positions in European banks also helped performance amidst renewed concerns over the fiscal situations in peripheral euro zone economies. Other contributors to the Fund’s outperformance over the 12-month period included strong stock selection in Japan by Walter Scott despite the March 11th earthquake as well as defensive currency hedging positions placed on the Swiss Franc and Australian Dollar by Mondrian in response to perceived overvaluation in those two currencies. Detractors to the Fund’s performance during the fiscal year included weak stock selection in France and Hong Kong as well as under allocations to Sweden and the United Kingdom. Walter Scott, in pursuit of companies with strong growth prospects, continued to make marginal increases to its exposure to emerging markets. The manager did this both through investments in companies domiciled in developed markets but deriving significant portions of their revenues from emerging markets and through investing directly in emerging market-domiciled companies.

Both managers continued to employ strategies focused on an objective of total return, primarily through capital appreciation rather than on particular benchmarks. They invest in what they believe are quality businesses with clear plans for the future, competitive positions among peers and strong management teams dedicated to increasing shareholder value.

[1]	MSCI Europe, Australasia and Far East Index (EAFE) is an unmanaged market capitalization-weight equity index comprising 20 of 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency. Investments cannot be made in an index.
2

BBH INTERNATIONAL EQUITY FUND
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)
October 31, 2011

Growth of $10,000 Invested in BBH International Equity Fund

The graph below illustrates the hypothetical investment of $10,0001 in the Class N Shares of the Fund over the ten years ended October 31, 2011 as compared to the EAFE.

The annualized gross expense ratios as in the February 28, 2011 prospectus for Class N and Class I shares were 1.17% and 0.93%, respectively.

Performance quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

[1]	The Fund’s performance assumes the reinvestment of all dividends and distributions. The EAFE has been adjusted to reflect reinvestment of dividends on securities in the index. The EAFE is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance.
FINANCIAL STATEMENT OCTOBER 31, 2011	3

BBH INTERNATIONAL EQUITY FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of the BBH Trust and Shareholders of
BBH International Equity Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH International Equity Fund (a series of BBH Trust) (the “Fund”) as of October 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH International Equity Fund as of October 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 21, 2011

4

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO ALLOCATION
October 31, 2011

COUNTRY DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Australia	$52,481,840	7.1%
Belgium	7,036,965	1.0
Brazil	8,636,535	1.2
China	12,394,696	1.7
Denmark	9,198,167	1.2
Finland	3,668,937	0.5
France	78,060,625	10.5
Germany	35,475,613	4.8
Hong Kong	25,882,127	3.5
Ireland	4,718,891	0.6
Israel	7,320,320	1.0
Italy	14,020,856	1.9
Japan	185,500,668	25.0
Netherlands	29,730,340	4.0
Singapore	18,228,277	2.5
Spain	33,629,695	4.5
Sweden	7,916,525	1.1
Switzerland	49,937,731	6.7
Taiwan	10,023,554	1.4
United Kingdom	130,923,954	17.7
Cash and Other Assets in Excess of Liabilities	15,730,714	2.1
NET ASSETS	$740,517,030	100.0%

All data as of October 31, 2011. The Fund’s country diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2011	5

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO ALLOCATION (continued)
October 31, 2011

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Basic Materials	$16,799,873	2.2%
Communications	68,062,643	9.1
Consumer Cyclical	66,224,543	8.9
Consumer Non-Cyclical	176,641,728	23.8
Energy	96,900,956	13.3
Financials	104,290,950	14.0
Health Care	56,855,021	7.7
Industrials	62,448,215	8.4
Technology	37,798,089	5.2
Utilities	38,764,298	5.3
Cash and Other Assets in Excess of Liabilities	15,730,714	2.1
NET ASSETS	$740,517,030	100.0%

All data as of October 31, 2011. The Fund’s sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

6

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
October 31, 2011

Shares		Value
	COMMON STOCKS (97.9%)
	AUSTRALIA (7.1%)
	BASIC MATERIALS
818,267	Amcor, Ltd.	$6,036,529
	COMMUNICATIONS
2,588,878	Telstra Corp., Ltd.	8,477,277
	CONSUMER NON-CYCLICAL
224,479	Coca-Cola Amatil, Ltd.	2,918,913
60,300	Cochlear, Ltd.	3,708,761
240,000	CSL, Ltd.	7,236,157
62,383	Treasury Wine Estates, Ltd.	245,363
		14,109,194
	ENERGY
208,000	Woodside Petroleum, Ltd.	7,881,078
	FINANCIALS
1,158,860	AMP, Ltd.	5,191,461
589,091	Lend Lease Corp., Ltd.	4,761,792
389,875	QBE Insurance Group, Ltd.	6,024,509
		15,977,762
	Total Australia	52,481,840

	BELGIUM (1.0%)
	CONSUMER NON-CYCLICAL
170,000	Colruyt SA	7,036,808
	FINANCIALS
112,376	Ageas[1]	157
	Total Belgium	7,036,965

	BRAZIL (1.2%)
	ENERGY
341,500	Petroleo Brasileiro SA ADR	8,636,535
	Total Brazil	8,636,535

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2011	7

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2011

Shares		Value
	COMMON STOCKS (continued)
	CHINA (1.7%)
	ENERGY
906,500	China Shenhua Energy Co., Ltd. (H Shares)	$4,152,587
4,358,000	CNOOC, Ltd.	8,242,109
	Total China	12,394,696

	DENMARK (1.2%)
	CONSUMER NON-CYCLICAL
86,400	Novo Nordisk AS (B Shares)	9,198,167
	Total Denmark	9,198,167

	FINLAND (0.5%)
	INDUSTRIALS
66,200	Kone OYJ (B Shares)	3,668,937
	Total Finland	3,668,937

	FRANCE (10.5%)
	COMMUNICATIONS
515,656	France Telecom SA	9,351,949
	CONSUMER NON-CYCLICAL
308,647	Carrefour SA	8,254,124
102,200	Cie Generale d’Optique Essilor International SA	7,452,460
125,400	Danone	8,738,198
67,900	L’Oreal SA	7,538,202
		31,982,984
	ENERGY
194,754	Total SA	10,266,432
	FINANCIALS
135,028	Societe Generale	3,902,974
	HEALTH CARE
143,856	Sanofi-Aventis SA	10,380,666

The accompanying notes are an integral part of these financial statements.

8

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2011

Shares		Value
	COMMON STOCKS (continued)
	FRANCE (continued)
	INDUSTRIALS
110,861	Compagnie de Saint-Gobain	$5,171,167
38,800	Vallourec SA	2,368,557
93,698	Vinci SA	4,635,896
		12,175,620
	Total France	78,060,625

	GERMANY (4.8%)
	COMMUNICATIONS
708,627	Deutsche Telekom AG	9,056,567
	CONSUMER CYCLICAL
118,200	Adidas AG	8,382,248
	TECHNOLOGY
139,000	SAP AG	8,443,589
	UTILITIES
223,009	RWE AG	9,593,209
	Total Germany	35,475,613

	HONG KONG (3.5%)
	COMMUNICATIONS
957,500	China Mobile, Ltd.	9,130,345
	INDUSTRIALS
82,800	Jardine Matheson Holdings, Ltd.	4,150,681
	UTILITIES
965,000	CLP Holdings, Ltd.	8,577,450
1,785,440	Hong Kong & China Gas Co., Ltd.	4,023,651
		12,601,101
	Total Hong Kong	25,882,127

	IRELAND (0.6%)
	INDUSTRIALS
362,802	Experian, Plc.	4,718,891
	Total Ireland	4,718,891

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2011	9

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2011

Shares		Value
	COMMON STOCKS (continued)
	ISRAEL (1.0%)
	CONSUMER NON-CYCLICAL
179,200	Teva Pharmaceutical Industries, Ltd. ADR	$7,320,320
	Total Israel	7,320,320

	ITALY (1.9%)
	ENERGY
426,251	ENI SpA	9,461,948
	FINANCIALS
2,563,213	Intesa Sanpaolo SpA	4,558,908
	Total Italy	14,020,856

	JAPAN (25.0%)
	BASIC MATERIALS
209,000	Shin-Etsu Chemical Co., Ltd.	10,763,344
	COMMUNICATIONS
43,100	Trend Micro, Inc.	1,546,400
	CONSUMER CYCLICAL
259,300	Denso Corp.	8,028,332
220,300	Honda Motor Co., Ltd.	6,657,651
51,700	Nintendo Co., Ltd.	7,839,927
49,300	Shimamura Co., Ltd.	4,951,226
162,300	Toyota Motor Corp.	5,440,877
		32,918,013
	CONSUMER NON-CYCLICAL
329,700	Chugai Pharmaceutical Co., Ltd.	5,174,164
293,700	Kao Corp.	7,720,000
368,500	Seven & I Holdings Co., Ltd.	9,881,300
		22,775,464
	ENERGY
1,115	Inpex Corp.	7,354,912

The accompanying notes are an integral part of these financial statements.

10

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2011

Shares		Value
	COMMON STOCKS (continued)
	JAPAN (continued)
	FINANCIALS
286,300	Aeon Mall Co., Ltd.	$6,694,396
93,200	Daito Trust Construction Co., Ltd.	8,298,979
459,000	Mitsubishi Estate Co., Ltd.	7,795,216
522,300	Tokio Marine Holdings, Inc.	12,463,963
		35,252,554
	HEALTH CARE
237,700	Astellas Pharma, Inc.	8,695,802
201,800	Takeda Pharmaceutical Co., Ltd.	9,129,147
		17,824,949
	INDUSTRIALS
174,600	Daikin Industries, Ltd.	5,186,197
54,500	Fanuc, Ltd.	8,823,487
364,800	Hoya Corp.	8,023,682
27,105	Keyence Corp.	6,912,270
356,000	Komatsu, Ltd.	8,788,450
		37,734,086
	TECHNOLOGY
422,200	Canon, Inc.	19,330,946
	Total Japan	185,500,668

	NETHERLANDS (4.0%)
	COMMUNICATIONS
476,945	Reed Elsevier NV	5,903,553
	CONSUMER NON-CYCLICAL
646,444	Koninklijke Ahold NV	8,333,061
	ENERGY
304,085	Royal Dutch Shell, Plc. (A Shares)	10,871,040
	FINANCIALS
531,069	ING Groep NV1	4,622,686
	Total Netherlands	29,730,340

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2011	11

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2011

Shares		Value
	COMMON STOCKS (continued)
	SINGAPORE (2.5%)
	COMMUNICATIONS
2,092,000	Singapore Telecommunications, Ltd.	$5,313,384
	FINANCIALS
810,822	DBS Group Holdings, Ltd.	7,931,365
366,720	United Overseas Bank, Ltd.	4,983,528
		12,914,893
	Total Singapore	18,228,277

	SPAIN (4.5%)
	COMMUNICATIONS
520,917	Telefonica SA	11,203,297
	CONSUMER CYCLICAL
104,000	Inditex SA	9,490,335
	CONSUMER NON-CYCLICAL
198,046	Distribuidora Internacional de Alimentacion SA1	907,894
	FINANCIALS
386,459	Banco Santander SA	3,331,554
	UTILITIES
1,189,227	Iberdrola SA	8,696,615
	Total Spain	33,629,695

	SWEDEN (1.1%)
	CONSUMER CYCLICAL
238,200	Hennes & Mauritz AB (B Shares)	7,916,525
	Total Sweden	7,916,525

	SWITZERLAND (6.7%)
	CONSUMER NON-CYCLICAL
143,600	Nestle SA	8,377,856
6,332	SGS SA	10,916,355
22,400	Synthes, Inc.	3,778,553
		23,072,764

The accompanying notes are an integral part of these financial statements.

12

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2011

Shares		Value
	COMMON STOCKS (continued)
	SWITZERLAND (continued)
	FINANCIALS
37,044	Zurich Financial Services AG1	$8,582,853
	HEALTH CARE
321,002	Novartis AG	18,282,114
	Total Switzerland	49,937,731

	TAIWAN (1.4%)
	TECHNOLOGY
2,510,000	Taiwan Semiconductor Manufacturing Co., Ltd.	6,121,450
309,200	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,902,104
	Total Taiwan	10,023,554

	UNITED KINGDOM (17.7%)
	COMMUNICATIONS
2,902,278	Vodafone Group, Plc.	8,079,871
	CONSUMER CYCLICAL
825,058	Compass Group, Plc.	7,517,422
	CONSUMER NON-CYCLICAL
153,900	Reckitt Benckiser Group, Plc.	7,924,458
805,300	Smith & Nephew, Plc.	7,375,491
3,077,649	Tesco, Plc.	19,911,665
319,716	Unilever, Plc.	10,713,551
1,231,000	WM Morrison Supermarkets, Plc.	5,979,907
		51,905,072
	ENERGY
693,755	BG Group, Plc.	15,092,233
1,201,463	BP, Plc.	8,890,167
1,280,000	Cairn Energy, Plc.[1]	6,051,915
		30,034,315
	FINANCIALS
810,700	HSBC Holdings, Plc.	7,101,808
344,000	Standard Chartered, Plc.	8,044,801
		15,146,609

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2011	13

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2011

Shares			Value
	COMMON STOCKS (continued)
	UNITED KINGDOM (continued)
	HEALTH CARE
460,749	GlaxoSmithKline, Plc.		$10,367,292
	UTILITIES
1,656,000	Centrica, Plc.		7,873,373
	Total United Kingdom		130,923,954
	TOTAL COMMON STOCKS (Identified cost $658,238,239)		724,786,316

TOTAL INVESTMENTS IN SECURITIES (Identified cost $658,238,239)[2]		97.9%	$724,786,316
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		2.1	15,730,714
NET ASSETS		100.0%	$740,517,030

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $661,002,999, the aggregate gross unrealized appreciation is $155,508,732 and the aggregate gross unrealized depreciation is $91,725,415, resulting in net unrealized appreciation of $63,783,317.

Abbreviations:

ADR – American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

14

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2011

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – (unadjusted) quoted prices in active markets for identical investments.
—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the values received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2011	15

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2011

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2011.

Investments in securities, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of October 31, 2011
Australia	$—	$52,481,840	—	$52,481,840
Belgium	—	7,036,965	—	7,036,965
Brazil	8,636,535	—	—	8,636,535
China	—	12,394,696	—	12,394,696
Denmark	—	9,198,167	—	9,198,167
Finland	—	3,668,937	—	3,668,937
France	—	78,060,625	—	78,060,625
Germany	—	35,475,613	—	35,475,613
Hong Kong	—	25,882,127	—	25,882,127
Ireland	—	4,718,891	—	4,718,891
Israel	7,320,320	—	—	7,320,320
Italy	—	14,020,856	—	14,020,856
Japan	—	185,500,668	—	185,500,668
Netherlands	—	29,730,340	—	29,730,340
Singapore	—	18,228,277	—	18,228,277
Spain	—	33,629,695	—	33,629,695
Sweden	—	7,916,525	—	7,916,525
Switzerland	—	49,937,731	—	49,937,731
Taiwan	3,902,104	6,121,450	—	10,023,554
United Kingdom	—	130,923,954	—	130,923,954
Total Investment in
Securities, at value	$19,858,959	$704,927,357	—	$724,786,316

Other Financial Instruments, at value
Forward Foreign Currency
Exchange Contracts	—	(257,203)	—	(257,203)
Other Financial
Instruments, at value	$—	$(257,203)	—	$(257,203)

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between levels 1, 2 or 3 as of October 31, 2011, based on the valuation input Levels on October 31, 2010.

The accompanying notes are an integral part of these financial statements.

16

BBH INTERNATIONAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2011

ASSETS:
Investments in securities, at value (identified cost $658,238,239)	$724,786,316
Cash	15,354,215
Foreign currency, at value (identified cost $76,205)	75,117
Receivables for:
Dividends	2,454,484
Shares sold	180,000
Prepaid assets	18,908
Total Assets	742,869,040
LIABILITIES:
Payables for:
Investments purchased	1,292,898
Investment advisory and administrative fees	490,698
Unrealized depreciation of forward foreign exchange
currency contracts	257,203
Shareholder servicing fees	133,242
Custody and fund accounting fees	74,307
Professional fees	62,050
Transfer agent fees	4,629
Distribution fees	3,990
Board of Trustees’ fees	1,512
Accrued expenses and other liabilities	31,481
Total Liabilities	2,352,010
NET ASSETS	$740,517,030
Net Assets Consist of:
Paid-in capital	$730,693,745
Undistributed net investment income	14,003,977
Accumulated net realized loss on investments in securities
and foreign exchange transactions	(70,469,614)
Net unrealized appreciation/(depreciation) on investments in
securities and foreign currency translations	66,288,922
Net Assets	$740,517,030

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($643,648,047 ÷ 50,852,511 shares outstanding)	$12.66
CLASS I SHARES
($96,868,983 ÷ 7,628,489 shares outstanding)	$12.70

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2011	17

BBH INTERNATIONAL EQUITY FUND
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2011

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $1,925,038)	$22,798,743
Interest and other income	7,089
Total Income	22,805,832
Expenses:
Investment advisory and administrative fees	5,814,892
Shareholder servicing fees	1,579,613
Custody and fund accounting fees	468,788
Board of Trustees’ fees	102,613
Professional fees	94,302
Transfer agent fees	31,348
Distribution fees	20,929
Miscellaneous expenses	101,281
Total Expenses	8,213,766
Expense offset arrangement	(31,265)
Net Expenses	8,182,501
Net Investment Income	14,623,331
NET REALIZED AND UNREALIZED LOSS:
Net realized loss on investments in securities	(5,233,330)
Net realized loss on foreign exchange transactions and translations	(102,404)
Net realized loss on investments in securities,
foreign exchange transactions and translations	(5,335,734)
Net change in unrealized appreciation/(depreciation) on
investments in securities	(30,612,865)
Net change in unrealized appreciation/(depreciation) on
foreign currency translations	5,745,621
Net change in unrealized appreciation/(depreciation) on
investments in securities and foreign currency translations	(24,867,244)
Net Realized and Unrealized Loss	(30,202,978)
Net Decrease in Net Assets Resulting from Operations	$(15,579,647)

The accompanying notes are an integral part of these financial statements.

18

BBH INTERNATIONAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the years ended October 31,
	2011	2010
INCREASE IN NET ASSETS:
Operations:
Net investment income	$14,623,331	$10,655,431
Net realized gain (loss) on investments in securities
and foreign exchange transactions	(5,335,734)	452,436
Net change in unrealized appreciation/(depreciation)
on investments in securities and foreign currency
translations	(24,867,244)	47,806,970
Net increase (decrease) in net assets resulting
from operations	(15,579,647)	58,914,837
Dividends and distributions declared:
From net investment income:
Class N	(8,838,088)	(7,616,296)
Class I	(1,536,953)	(692,793)
Total dividends and distributions declared	(10,375,041)	(8,309,089)
Share transactions:
Net proceeds from sales of shares	179,112,132	179,269,641
Net asset value of shares issued to shareholders for
reinvestment of dividends and distributions	10,220,217	8,099,147
Proceeds from short-term redemption fees	2,734	2,611
Net cost of shares redeemed	(77,140,248)	(94,069,853)
Net increase in net assets resulting from
share transactions	112,194,835	93,301,546
Total increase in net assets	86,240,147	143,907,294
NET ASSETS:
Beginning of year	654,276,883	510,369,589
End of year (including dividends and distributions
in excess of net investment income of $14,003,977
and $9,881,438, respectively)	$740,517,030	$654,276,883

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2011	19

BBH INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each year

	For the years ended October 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of year	$13.05	$11.98	$10.73	$18.53	$15.71
Income from investment operations:
Net investment income[1]	0.26	0.23	0.21	0.32	0.28
Net realized and unrealized gain (loss)	(0.45)	1.03	1.74	(7.06)	2.95
Total income (loss) from investment
operations	(0.19)	1.26	1.95	(6.74)	3.23
Less dividends and distributions:
From net investment income	(0.20)	(0.19)	(0.37)	(0.27)	(0.24)
From net realized gains	—	—	(0.33)	(0.79)	(0.17)
Total dividends and distributions	(0.20)	(0.19)	(0.70)	(1.06)	(0.41)
Net asset value, end of year	$12.66	$13.05	$11.98	$10.73	$18.53
Total return	(1.49)%	10.61%	19.69%	(38.30)%	21.01%

Ratios/Supplemental data:
Net assets, end of year (in millions)	$644	$573	$471	$412	$700
Ratio of expenses to average net assets
before reductions	1.16%	1.17%	1.19%	1.13%	1.17%
Expense offset arrangement	0.00%[2]	0.00%[2]	0.01%	0.00%[2]	0.00%[2]
Ratio of expenses to average net assets
after reductions	1.16%	1.17%	1.18%	1.13%	1.17%
Ratio of net investment income to
average net assets	1.98%	1.85%	2.04%	2.09%	1.64%
Portfolio turnover rate	13%	11%	34%	19%	16%

1	Calculated using average shares outstanding for the year.
2	Less than 0.01%

The accompanying notes are an integral part of these financial statements.

20

BBH INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each year

	For the years ended October 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of year	$13.09	$12.01	$10.77	$18.59	$15.76
Income from investment operations:
Net investment income[1]	0.29	0.24	0.24	0.35	0.32
Net realized and unrealized gain (loss)	(0.45)	1.05	1.75	(7.07)	2.96
Total income (loss) from investment
operations	(0.16)	1.29	1.99	(6.72)	3.28
Less dividends and distributions:
From net investment income	(0.23)	(0.21)	(0.42)	(0.31)	(0.28)
From net realized gains	—	—	(0.33)	(0.79)	(0.17)
Total dividends and distributions	(0.23)	(0.21)	(0.75)	(1.10)	(0.45)
Net asset value, end of year	$12.70	$13.09	$12.01	$10.77	$18.59
Total return	(1.26)%	10.88%	20.01%	(38.12)%	21.28%

Ratios/Supplemental data:
Net assets, end of year (in millions)	$97	$82	$39	$26	$45
Ratio of expenses to average net assets
before reductions	0.92%	0.93%	0.93%	0.88%	0.91%
Expense offset arrangement	0.01%	0.00%[2]	0.00%[2]	0.00%[2]	0.00%[2]
Ratio of expenses to average net assets
after reductions	0.91%	0.93%	0.93%	0.88%	0.91%
Ratio of net investment income to
average net assets	2.22%	1.96%	2.29%	2.32%	1.87%
Portfolio turnover rate	13%	11%	34%	19%	16%

1	Calculated using average shares outstanding for the year.
2	Less than 0.01%

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2011	21

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2011

1.	Organization. The Fund is a separate series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on June 6, 1997. On February 20, 2001, the Board of Trustees (“Board”) of the Trust reclassified the Fund’s outstanding shares as “Class N,” and established a new class of shares designated as “Class I”. Class I commenced operations on October 30, 2002. Class N and Class I shares have different operating expenses. Neither Class N shares nor Class I shares convert to any other share class of the Fund. As of October 31, 2011, there were four series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board; (4) for securities traded on international exchanges, if events which may materially affect the value of the Fund’s securities occur after the close of the primary exchange and before the Fund’s net asset value is next determined, then those securities will be valued at fair value as determined in good faith under the supervision of the Board. The Fund currently uses a systematic fair value model provided by an independent third party to value international securities on a daily basis; (5) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board.
B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.
22

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2011

C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts (“Contracts”) in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of Contracts. The Fund could be exposed to risks if the counterparties to the Contracts are unable to meet the terms of their Contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward foreign currency exchange rates supplied by a quotation service.

Forward Foreign Currency Exchange Contracts — As of October 31, 2011, the Fund held the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain/(Loss)
Contracts to Sell:
Australian Dollar	16,009,500	BBH	$45,869	January 31, 2012	$(45,869)
Swiss Franc	6,749,500	BBH	211,334	January 31, 2012	(211,334)
Net Unrealized (Loss) on Open Forward Foreign Currency Contracts					$(257,203)

The Fund entered into forward foreign currency exchange contracts starting on February 18, 2011. For the period February 18, 2011 to October 31, 2011, the average monthly cost of forward foreign currency exchange contracts was $18,729,756. The corresponding volumes for the period ranged from $7,267,215 to $27,189,272.

FINANCIAL STATEMENT OCTOBER 31, 2011	23

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2011

Fair Values of Derivative Instruments as of October 31, 2011

Derivatives not accounted for as hedging instruments under authoritative guidance for derivatives instruments and hedging activities:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Forward Foreign Exchange	Unrealized		Unrealized
Currency Contracts	appreciation		depreciation
	of forward foreign		of forward foreign
	exchange currency		exchange currency
	contracts	—	contracts	$257,203	*
Total		—		$257,203

*	Includes cumulative appreciation/depreciation of forward foreign exchange currency contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements.

Effect of Forward Foreign Exchange Currency Contracts on the Statement of Operations

Net Realized Loss on Foreign Exchange Transactions and Translations	$(203,553)
Net Change in Unrealized Appreciation/(Depreciation) on Foreign
Currency Translations	$2,425,610

E.	Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. The effect of changes in foreign exchange rates on foreign denominated securities is reflected in the net realized and
24

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2011

unrealized gain or loss on foreign currency translations. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at period end, resulting from changes in the exchange rate.

F.	Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
G.	Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. Pursuant to the Fund’s securities lending policy and procedures, the loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan as of October 31, 2011.
H.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.
FINANCIAL STATEMENT OCTOBER 31, 2011	25

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2011

The Fund is subject to the provisions of Accounting Standards Codification (“ASC 740”) Income Taxes. ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2011, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the year ended October 31, 2011, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

I.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, were generally declared and paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal years ended October 31, 2011 and 2010, respectively, were as follows:
Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2011:	$10,375,041	—	$10,375,041	—	$10,375,041
2010:	$ 8,309,089	—	$ 8,309,089	—	$8,309,089

As of October 31, 2011 and 2010, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit)
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2011:	$13,937,099	—	$13,937,099	$(67,895,179)	$—	$63,781,365	$9,823,285
2010:	9,897,978	—	9,897,978	(62,728,716)	(2,547,455)	91,156,166	35,777,973

As of October 31, 2011, the Fund had a net capital loss carry forward of $67,895,179, which expires as follows:

Expiration date	Amount
10/31/2017	$62,728,716
10/31/2019	5,166,463

26

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2011

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital loss.

Total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carry forwards, such gains will not be distributed.

J.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.
3.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH employs a “manager-of-managers” investment approach, whereby it allocates the Fund’s assets among the Fund’s sub-advisers, currently Mondrian Investment Partners Limited and Walter Scott & Partners Limited (together, “Sub-advisers”). The Sub-advisers are responsible for investing the assets of the Fund and the Investment Adviser oversees the Sub-advisers and evaluates their performance results. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.80% of the Fund’s average daily net assets. The Investment Adviser pays each Sub-adviser a percentage from its investment advisory and administrative fees. For the year ended October 31, 2011, the Fund incurred $5,814,892 for services under the Agreement.
FINANCIAL STATEMENT OCTOBER 31, 2011	27

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2011

B.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of Class N shares’ average daily net assets. For the year ended October 31, 2011, Class N shares of the Fund incurred $1,579,613 in shareholder servicing fees.
C.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.04% per annum on the first $100,000,000 of net assets, 0.02% per annum on the next $400,000,000 of net assets and 0.01% per annum on all net assets over $500,000,000. For the year ended October 31, 2011, the Fund incurred $468,788 in custody and fund accounting fees. These fees for the Fund were reduced by $31,265 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the year ended October 31, 2011, was $20.
D.	Securities Lending Fees. The Trust has a securities lending agreement with BBH for which BBH receives a portion of the securities lending proceeds in exchange for its services as lending agent. For the year ended October 31, 2011, BBH received no securities lending proceeds.
E.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2011, the Fund incurred $102,613 in non-interested Trustee compensation and reimbursements.
4.	Investment Transactions. For the year ended October 31, 2011, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $198,893,323 and $92,689,480, respectively.
28

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2011

5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N shares and Class I shares were as follows:
	For the year ended October 31, 2011		For the year ended October 31, 2010
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	11,782,805	$156,407,532	11,849,466	$145,143,836
Shares issued in connection
with reinvestments
of dividends	678,671	8,775,209	608,075	7,406,354
Proceeds from short-term
redemption fees	NA	2,734	NA	2,611
Shares redeemed	(5,478,647)	(71,585,240)	(7,880,986)	(93,377,060)
Net increase	6,982,829	$93,600,235	4,576,555	$59,175,741

Class I
Shares sold	1,682,143	$22,704,600	2,960,192	$34,125,805
Shares issued in connection
with reinvestments
of dividends	111,584	1,445,008	56,833	692,793
Proceeds from short-term
redemption fees	NA	—	NA	—
Shares redeemed	(411,923)	(5,555,008)	(56,833)	(692,793)
Net increase	1,381,804	$18,594,600	2,960,192	$34,125,805

6.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund. In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to the assumption of large positions in securities of a small number of issuers (diversification risk), prohibition of, or restrictions on, the ability to transfer currency, securities and other assets (capital controls risk), non-U.S. currencies invested in by the Fund depreciating against the U.S. dollar (currency exchange rate risk), risks from investing in securities of issuers based in developing countries (emerging markets risk), certain risks associated with investing in foreign securities not present in domestic

FINANCIAL STATEMENT OCTOBER 31, 2011	29

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2011

investments (foreign investment risk), or investment styles of the Sub-advisers not complementing each other (multi-manager risk). The Fund’s use of derivatives strategies may accelerate the volatility of potential losses. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations (market risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
7.	Subsequent Events. Management has evaluated events and transactions that may have occurred since October 31, 2011 through the date the financial statements were issued, that would merit recognition or additional disclosure in the financial statements.

At a meeting held on December 7, 2011, the Board of Trustees of BBH Trust approved a 0.10% decrease in the Investment Advisory and Administrative Fee paid by the Fund for the Fund’s average daily net assets in excess of $1,000,000,000 to an annual rate equivalent of 0.70%, such decrease to be effective January 1, 2012.

For the period November 1, 2011 through December 20, 2011, the Fund had subscriptions of $8,484,993 and redemptions of $201,790,161.

30

BBH INTERNATIONAL EQUITY FUND
SUPPLEMENTAL PROXY INFORMATION
October 31, 2011 (unaudited)

Supplemental Proxy Information. A Special Meeting of Trust shareholders was held on June 20, 2011. On April 29, 2011, the record date for shareholders voting at the meeting, there were 55,967,420 total outstanding shares.

The following items were considered by Fund shareholders and the results of their voting are listed below.

Proposal:

To elect three Trustees to the Board of the Trust;

Susan C. Livingston
Shares voted affirmatively	55,319,477
Shares voted negatively	540,592
Shares abstaining	107,351

Andrew S. Frazier
Shares voted affirmatively	55,841,358
Shares voted negatively	18,711
Shares abstaining	107,351

Mark M. Collins
Shares voted affirmatively	55,841,358
Shares voted negatively	18,711
Shares abstaining	107,351

Immediately upon shareholder approval, Mr. Collins began to serve as a Trustee. Ms. Livingston began to serve as a Trustee on April 1, 2011 and Mr. Frazier began to serve as a Trustee on June 23, 2010. Messrs. Shields, Feldman, Lowy, Miltenberger and Wagner continued their service as Trustees.

FINANCIAL STATEMENT OCTOBER 31, 2011	31

BBH INTERNATIONAL EQUITY FUND
DISCLOSURE OF FUND EXPENSES
October 31, 2011 (unaudited)

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (as applicable), including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs (as applicable), including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2011 to October 31, 2011).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

32

BBH INTERNATIONAL EQUITY FUND
DISCLOSURE OF FUND EXPENSES (continued)
October 31, 2011 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During Period May 1, 2011 to October 31, 2011[1]
Class N
Actual	$1,000	$ 895	$5.64
Hypothetical[2]	$1,000	$1,019	$6.01

	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During Period May 1, 2011 to October 31, 2011[1]
Class I
Actual	$1,000	$ 896	$4.44
Hypothetical[2]	$1,000	$1,021	$4.74

1	Expenses are equal to the Fund’s annualized expense ratio of 0.93% and 1.18% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
2	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.
FINANCIAL STATEMENT OCTOBER 31, 2011	33

BBH INTERNATIONAL EQUITY FUND
CONFLICTS OF INTEREST
October 31, 2011 (unaudited)

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the Investment Adviser, BBH provides administrative, custody, fund accounting, shareholder servicing and securities lending services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to the Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets. From time to time, BBH may buy or sell shares of the Fund on behalf of discretionary wealth management clients.

The SID may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or brokerage services. The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and brokerage services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities. The SID currently does not direct brokerage transactions for BBH International Equity Fund.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees.

34

BBH INTERNATIONAL EQUITY FUND
CONFLICTS OF INTEREST (continued)
October 31, 2011 (unaudited)

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities within the parameters of which have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Fund has designated a chief compliance officer and has adopted and implemented policies and procedures designed to address the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. The Trustees receive regular reports from the Investment Adviser and the Fund’s chief compliance officer on areas of potential conflict.

FINANCIAL STATEMENT OCTOBER 31, 2011	35

BBH INTERNATIONAL EQUITY FUND
ADDITIONAL FEDERAL TAX INFORMATION
October 31, 2010 (unaudited)

Under Section 854(b)(2) of the Code, the Fund designates up to a maximum of $10,375,041 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended October 31, 2011. In January 2012, shareholders will receive Form 1099-DIV, which will include their share of qualified dividends distributed during the calendar year 2011. Shareholders are advised to check with their personal tax advisers for information on the treatment of these amounts on their individual income tax returns. The amounts which represent income derived from sources within, and taxes paid to foreign countries or possessions of the United States are as follows:

Foreign Source Income	Foreign Tax Credit Total
$24,762,405	$1,898,144

36

TRUSTEES AND OFFICERS OF BBH INTERNATIONAL EQUITY FUND
(unaudited)

Information pertaining to the Trustees of the Trust and executive officers of the Trust is set forth below. The Statement of Additional Information for the BBH International Equity Fund includes additional information about the Fund’s Trustees and is available upon request without charge by contacting the Fund at 1-800-625-5759.

Name and Birth Date	Position(s) Held with Trust	Term of Office# and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee^	Other Directorships Held by Trustee
Independent Trustees
Joseph V. Shields Jr. Birth Date: March 17, 1938	Chairman of the Board and Trustee	Since 2007 1990-2007 with the Predecessor Trust	Managing Director and Chairman of Wellington Shields & Co. LLC (member of New York Stock Exchange (“NYSE”)).	4	Chairman of Capital Management Associates, Inc. (registered investment adviser); Director of Flowers Foods, Inc. (NYSE listed company).

David P. Feldman Birth Date: November 16, 1939	Trustee	Since 2007 1990-2007 with the Predecessor Trust	Retired.	4	Director of Dreyfus Mutual Funds (59 Funds)

Alan G. Lowy Birth Date: April 17, 1939	Trustee	Since 2007 1993-2007 with the Predecessor Trust	Retired.	4	None

Arthur D. Miltenberger Birth Date: November 8, 1938	Trustee	Since 2007 1992-2007 with the Predecessor Trust	Retired.	4	None

H. Whitney Wagner Birth Date: March 3, 1956	Trustee	Since 2007 2006-2007 with the Predecessor Trust	President, Clear Brook Advisors, a registered investment advisor.	4	None

FINANCIAL STATEMENT OCTOBER 31, 2011	37

TRUSTEES AND OFFICERS OF BBH INTERNATIONAL EQUITY FUND
(unaudited)

Name and Birth Date	Position(s) Held with Trust	Term of Office# and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee^	Other Directorships Held by Trustee
Andrew S. Frazier Birth Date: April 8, 1948	Trustee	Since 2010	President of Western World Insurance Group, Inc. (“WWIG”) (January 2010 to present). President and CEO of WWIG and subsidiaries (1992-2009).	4	Director of WWIG

Mark M. Collins Birth Date: November 8, 1956	Trustee	Since 2011	Partner of Brown Investment Advisory Incorporated, a registered investment advisor.	4	Chairman of Dillon Trust Company; Chairman of Keswick Management; Director of Domaine Clarence Dillon, Bordeaux, France; and Director of Pinnacle Care International.

Interested Trustees
Susan C. Livingston+ 40 Water Street Boston, MA 02109 Birth Date: February 18, 1957	Trustee	Since 2011	Partner (since 1998) and Senior Client Advocate (since 2010) of BBH, Director of BBH Luxembourg S.C.A. (since 1992); Director of BBH Trust Company (Cayman) Ltd. (2007 to April 2011); and BBH Investor Services (London) Ltd (2001 to April 2011).	4	None

John A. Gehret+ 140 Broadway New York, NY 10005 Birth Date: April 11, 1959	Trustee	Since 2011	Partner (since 1998) of BBH. Joined BBH in 1981.	4	None

38

TRUSTEES AND OFFICERS OF BBH INTERNATIONAL EQUITY FUND
(unaudited)

OFFICERS

Name, Birth Date and Address	Position(s) Held with Trust	Term of Office# and Length of Time Served	Principal Occupation(s) During Past 5 Years
Radford W. Klotz 140 Broadway New York, NY 10005 Birth Date: December 1, 1955	President and Principal Executive Officer	Since 2011	Joined BBH in 1977 and has been a Partner of the firm since 1995

Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Date: December 10, 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Senior Vice President of BBH since September 2001; joined BBH&Co. in 1999.

Mark B. Nixon 140 Broadway New York, NY 10005 Birth Date: January 14, 1963	Assistant Secretary	Since 2007 2006-2007 with the Predecessor Trust	Vice President of BBH (since October 2006).

Mark A. Egert 140 Broadway New York, NY 10005 Birth Date: May 25, 1962	Chief Compliance Officer (“CCO”)	Since 2011	CCO for BBH (June 2011 – present); Partner at Crowell & Moring LLP (from April 2010 to May 2011); CCO of Cowen and Company (from January 2005 to April 2010).

Sue M. Rim-An 140 Broadway New York, NY 10005 Birth Date: September 10, 1970	Anti-Money Laundering Officer	Since 2008	Anti-Money Laundering (“AML”) Officer, Vice President of BBH (September 2007-present); AML Officer at UBS Investment Bank (April 2006 – August 2007).

Suzan Barron 50 Milk Street Boston, MA 02109 Birth Date: September 5, 1964	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel, Corporate Secretary and Regulatory Support Practice of Fund Administration, BBH since November 2005.

FINANCIAL STATEMENT OCTOBER 31, 2011	39

TRUSTEES AND OFFICERS OF BBH INTERNATIONAL EQUITY FUND
(unaudited)

Name, Birth Date and Address	Position(s) Held with Trust	Term of Office# and Length of Time Served	Principal Occupation(s) During Past 5 Years
Alexander Tikonoff 50 Milk Street Boston, MA 02109 Birth Date: December 23, 1974	Assistant Secretary	Since 2009	Assistant Vice President and Investor Services Associate Counsel, BBH (since August 2006).

Rowena Rothman 140 Broadway New York, NY 10005 Birth Date: October 24, 1967	Assistant Treasurer	Since 2011	Vice President of BBH (since 2009); Finance and Accounting Consultant at The Siegfried Group (2007-2009).

#	All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws). Except for Ms. Livingston and Messrs. Collins, Frazier and Gehret, the Trustees previously served on the Board of Trustees of the Predecessor Trust. At a meeting held on December 7, 2011, the Board approved the addition of Mr. Klotz as the President and Principal Executive Officer and Rowena Rothman as the Assistant Treasurer of the Trust.
^	The Fund Complex consists of the Trust, which has four series, and each is counted as one “Fund” for purposes of this table.
+	Ms. Livingston and Mr. Gehret are “interested persons” of the Trust as defined in the 1940 Act because of their positions as Partners of BBH. Mr. Gehret was appointed to the Board of Trustees of the Trust on December 7, 2011.
40

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ADMINISTRATOR	INVESTMENT ADVISER
BROWN BROTHERS HARRIMAN & CO.	BROWN BROTHERS HARRIMAN
140 BROADWAY	MUTUAL FUND ADVISORY
NEW YORK, NY 10005	DEPARTMENT
140 BROADWAY
DISTRIBUTOR	NEW YORK, NY 10005
ALPS DISTRIBUTORS, INC.
1290 BROADWAY, SUITE 1100
DENVER, CO 80203

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN & CO.
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

There is no affiliation between ALPS Distributors, Inc., BBH, Mondrian, or Walter Scott.

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the U.S. Securities and Exchange Commission (“SEC”) a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Fund at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

Annual Report

OCTOBER 31, 2011

BBH CORE SELECT

BBH CORE SELECT
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
October 31, 2011

BBH Core Select (the “Fund” or “Core Select”) rose by 9.19%, net of fees, during its fiscal year ending October 31, 2011. During the same twelve month period, the S&P 500 Index1 (“S&P 500”) rose by 8.09%. For the five years ending October 31, 2011, Core Select has returned 5.69% per year while the S&P 500 has increased by 0.24%.

Performance data quoted represents no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

Core Select seeks to provide shareholders with long term growth of capital. Fundamental analysis and a discount to intrinsic value2 framework provide the basis for each Core Select investment. We look for companies that offer all, or most, of the following business and financial attributes: (i) essential products and services, (ii) loyal customers, (iii) leadership in an attractive market niche or industry, (iv) sustainable competitive advantages, (v) high returns on invested capital, and (vi) strong free cash flow. We believe businesses possessing these traits are favorably positioned to protect and grow capital through varying economic and market environments. In addition, we seek to invest in companies whose managers have high levels of integrity, are excellent operators, and are good capital allocators. Pursuant to our goal of not losing money on any single investment, we explicitly identify key risks outside of company management’s control so that we can fully consider the range of potential outcomes for each business. When a company meets our investment criteria and desired risk profile, we will consider establishing a position if its market price reaches 75% or less of our intrinsic value estimate. We maintain a buy-and-own approach, typically owning a company’s shares for 3 – 5 years or longer, and we will usually sell an investment as it appreciates to a level near our estimate of intrinsic value.

Equity markets in the U.S. and Europe remained volatile in fiscal 2011 as solid corporate earnings, relatively attractive market valuations, and accommodative monetary policy collided with sovereign debt3 concerns, a feeble economic recovery, and significant political and regulatory uncertainty. Equity markets rose steadily from November through June, but then suffered a 17% decline between July and September,

[1]

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

[2]

We prepare proprietary financial models for each Core Select company in order to determine an estimate of intrinsic value. Discounted cash flow analysis is the primary quantitative model used in our research process. We supplement our discounted cash flow work with other quantitative analyses, such as economic profit models, internal rate of return models and free cash flow multiples.

[3]	A debt instrument that is guaranteed by a government.
2

BBH CORE SELECT
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)
October 31, 2011

only to rebound by 11% in October. In our opinion, these sharp movements up and down and the severity of the macroeconomic challenges highlight the importance of investing in very high quality businesses with a disciplined valuation framework.

During fiscal 2011 we were pleased to add five new companies to the Core Select portfolio: Visa, Wells Fargo, Target, Anheuser-Busch InBev and Henry Schein. These five companies are all excellent examples of competitively advantaged businesses that generate significant amounts of free cash flow and earn high returns on capital. The managements of these businesses are also strong operators and effective capital allocators with proven track records of creating value for shareholders. We purchased our positions in these companies at price-to-intrinsic value estimates ranging between 63-76%.

We exited three positions in fiscal 2011: W.W. Grainger, Walgreen, and Coca-Cola. All three companies were successful investments for Core Select. In the case of Grainger and Coca-Cola, we sold as the share prices approached our intrinsic value estimates, while with Walgreen we exited because of concerns about a dispute the company had with Express Scripts, a leading pharmacy benefit manager.

Our two leading positive contributors in fiscal 2011 were Visa and Costco. Both Visa and Costco are good growers with high levels of customer loyalty. In the case of Visa, we initiated our position back in December of 2010 when concerns about potential government price controls on debit card fees led to a large selloff. Since then, the actual debit card fee restrictions have proved more benign than feared and Visa’s earnings and free cash flow have continued growing at double digit rates. Similarly, Costco has performed admirably over the past year posting high single digit comparable store growth and double digit earnings growth despite weak consumer spending in the U.S. Because of its strong share price performance, we trimmed our Costco position at several points during the fiscal year. Other strong performers in fiscal 2011 included Occidental Petroleum, Comcast, Chubb, Southwestern Energy and Automatic Data Processing.

Our largest negative performer during fiscal 2011 was Wells Fargo, which fell almost 20%. Despite the large share price decline, Wells Fargo has been performing well with strong deposit growth, positive loan growth and improving credit statistics. Wells Fargo has also executed extremely well on its integration of Wachovia, which it agreed to purchase amidst the worst of the 2008-2009 financial crisis. The primary headwinds for Wells Fargo are continued economic weakness in the U.S., significant regulatory uncertainty, net interest margin pressure and the potential for a worsening of the sovereign debt/banking crisis in Europe. We believe that Wells Fargo is much better positioned than most U.S. banks to handle these challenges. Besides Wells Fargo, our other negative contributors for fiscal 2011 were EOG Resources, Progressive and PepsiCo.

As of October 31, 2011, the Core Select portfolio was trading at 73% of our weighted average intrinsic value estimate, which we view as an attractive valuation level. Looking forward, we have confidence in the ability of our companies to weather the tough macroeconomic environment and capitalize on future opportunities.

FINANCIAL STATEMENT OCTOBER 31 , 2011	3

BBH CORE SELECT
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)
October 31, 2011

Growth of $10,000 Invested in BBH Core Select

The graph below illustrates the hypothetical investment of $10,0001 in the Class N shares of the Fund over the ten years ended October 31, 2011 as compared to the S&P 500.

The annualized gross expense ratio as in the February 28, 2011 prospectus for Class N shares was 1.18%.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principle value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

[1]	The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities. The S&P 500 is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged. Investments cannot be made in an index.
4

BBH CORE SELECT
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of the BBH Trust and Shareholders of
BBH Core Select:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH Core Select (a series of BBH Trust) (the “Fund”) as of October 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Core Select as of October 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 21, 2011

FINANCIAL STATEMENT OCTOBER 31 , 2011	5

BBH CORE SELECT
PORTFOLIO ALLOCATION
October 31, 2011

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Basic Materials	$ 17,715,567	1.8%
Communications	96,345,306	9.7
Consumer Cyclical	83,016,009	8.3
Consumer Non-Cyclical	321,878,236	32.4
Energy	86,504,493	8.7
Financials	199,195,807	20.0
Industrials	41,613,180	4.2
Technology	85,004,524	8.6
Cash and Other Assets in Excess of Liabilities	62,794,210	6.3
NET ASSETS	$994,067,332	100.0%

All data as of October 31, 2011. The Fund’s sector breakdown is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

6

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS
October 31, 2011

Shares		Value
	COMMON STOCKS (93.7%)
	BASIC MATERIALS (1.8%)
329,041	Ecolab, Inc.	$ 17,715,567
	Total Basic Materials	17,715,567

	COMMUNICATIONS (9.7%)
1,910,950	Comcast Corp. (Class A)	44,811,778
642,773	Liberty Global, Inc. (Series C)[1]	24,663,200
1,635,443	Liberty Media Corp. – Interactive A1	26,870,328
	Total Communications	96,345,306

	CONSUMER CYCLICAL (8.3%)
109,829	Costco Wholesale Corp.	9,143,264
569,334	Target Corp.	31,171,036
752,851	Wal-Mart Stores, Inc.	42,701,709
	Total Consumer Cyclical	83,016,009

	CONSUMER NON-CYCLICAL (32.4%)
424,625	Anheuser-Busch InBev NV ADR	23,553,949
792,127	Baxter International, Inc.	43,551,142
671,609	DENTSPLY International, Inc.	24,822,669
493,609	Diageo, Plc. ADR	40,910,314
150,836	Henry Schein, Inc.[1]	10,455,952
380,491	Johnson & Johnson	24,499,815
819,929	Nestle SA ADR	47,359,099
714,002	Novartis AG ADR	40,319,693
256,334	PepsiCo, Inc.	16,136,225
539,024	Visa, Inc. (Class A)	50,269,378
	Total Consumer Non-Cyclical	321,878,236

	ENERGY (8.7%)
323,227	EOG Resources, Inc.	28,906,191
306,120	Occidental Petroleum Corp.	28,450,793
693,328	Southwestern Energy Co.[1]	29,147,509
	Total Energy	86,504,493

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31 , 2011	7

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2011

Shares		Value
	COMMON STOCKS (continued)
	FINANCIALS (20.0%)
486	Berkshire Hathaway, Inc. (Class A)[1]	$ 56,837,700
576,752	Chubb Corp.	38,671,222
1,613,897	Progressive Corp.	30,680,182
1,753,159	US Bancorp	44,863,339
1,086,197	Wells Fargo & Co.	28,143,364
	Total Financials	199,195,807

	INDUSTRIALS (4.2%)
1,263,686	Waste Management, Inc.	41,613,180
	Total Industrials	41,613,180

	TECHNOLOGY (8.6%)
399,225	Automatic Data Processing, Inc.	20,891,444
1,408,342	Dell, Inc.[1]	22,265,887
886,643	eBay, Inc.[1]	28,221,847
511,654	Microsoft Corp.	13,625,346
	Total Technology	85,004,524
	TOTAL COMMON STOCKS (Identified cost $834,674,691)	931,273,122

TOTAL INVESTMENTS IN SECURITIES (Identified cost $834,674,691)[2]	93.7%	$931,273,122
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	6.3	62,794,210
NET ASSETS	100.0%	$994,067,332

[1]	Non-income producing security.
[2]

The aggregate cost for federal income tax purposes is $834,793,731, the aggregate gross unrealized appreciation is $98,474,055 and the aggregate gross unrealized depreciation is $1,994,664, resulting in net unrealized appreciation of $96,479,391.

Abbreviations:

ADR – American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

8

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2011

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – (unadjusted) quoted prices in active markets for identical investments.

—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the values received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31 , 2011	9

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
October 31, 2011

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2011.

Investments in securities, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of October 31, 2011
Basic Materials	$ 17,715,567	—	—	$ 17,715,567
Communications	96,345,306	—	—	96,345,306
Consumer Cyclical	83,016,009	—	—	83,016,009
Consumer Non-Cyclical	321,878,236	—	—	321,878,236
Energy	86,504,493	—	—	86,504,493
Financials	199,195,807	—	—	199,195,807
Industrials	41,613,180	—	—	41,613,180
Technology	85,004,524	—	—	85,004,524
Total investments in securities, at value	$931,273,122	—	—	$931,273,122

*

The Fund’s policy is to disclose significant transfers between levels based on valuations at the end of the reporting period. There were no significant transfers between levels 1, 2 or 3 as of October 31, 2011, based on the valuation input Levels on October 31, 2010.

The accompanying notes are an integral part of these financial statements.

10

BBH CORE SELECT
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2011

ASSETS:
Investments in securities, at value (identified cost $834,674,691)	$931,273,122
Cash	49,326,922
Receivables for:
Investments sold	12,249,612
Shares sold	2,506,864
Investment advisory and administrative fees waiver reimbursement	102,697
Prepaid assets	18,904
Total Assets	995,478,121
LIABILITIES:
Payables for:
Investment advisory and administrative fees	644,921
Shares redeemed	360,936
Shareholder servicing fees	201,538
Professional fees	47,800
Distribution fees	41,527
Transfer agent fees	32,547
Custody and fund accounting fees	30,684
Board of Trustees’ fees	1,512
Accrued expenses and other liabilities	49,324
Total Liabilities	1,410,789
NET ASSETS	$994,067,332
Net Assets Consist of:
Paid-in capital	$880,375,615
Undistributed net investment income	3,950,998
Accumulated net realized gain on investments in securities	13,142,288
Net unrealized appreciation/(depreciation) on investments in securities	96,598,431
Net Assets	$994,067,332

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($809,276,959 ÷ 53,701,615 shares outstanding)	$15.07
RETAIL CLASS SHARES
($184,790,373 ÷ 18,276,671 shares outstanding)	$10.11

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31 , 2011	11

BBH CORE SELECT
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2011

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $307,559)	$11,575,632
Interest and other income	111
Total Income	11,575,743
Expenses:
Investment advisory and administrative fees	5,055,506
Shareholder servicing fees	1,579,846
Custody and fund accounting fees	184,671
Distribution fees	123,366
Board of Trustees’ fees	102,613
Professional fees	76,552
Transfer agent fees	65,910
Miscellaneous expenses	203,912
Total Expenses	7,392,376
Expense offset arrangement	(43,696)
Investment advisory and administrative fees waiver	(926,785)
Net Expenses	6,421,895
Net Investment Income	5,153,848
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in securities	13,263,835
Net change in unrealized appreciation/(depreciation)
on investments in securities	50,722,838
Net Realized and Unrealized Gain	63,986,673
Net Increase in Net Assets Resulting from Operations	$69,140,521

The accompanying notes are an integral part of these financial statements.

12

BBH CORE SELECT
STATEMENTS OF CHANGES IN NET ASSETS

	For the years ended October 31,
	2011	2010
INCREASE IN NET ASSETS:
Operations:
Net investment income	$5,153,848	$1,632,058
Net realized gain on investments in securities	13,263,835	5,201,413
Net change in unrealized appreciation/(depreciation)
on investments in securities	50,722,838	40,153,347
Net increase in net assets resulting from operations	69,140,521	46,986,818
Dividends and distributions declared:
From net investment income:
Class N	(2,615,790)	(1,137,851)
From net realized gains:
Class N	(1,269,835)	—
Total dividends and distributions declared	(3,885,625)	(1,137,851)
Share transactions:
Net proceeds from sales of shares	640,726,072	118,144,820
Net asset value of shares issued to shareholders
for reinvestment of dividends and distributions	3,685,787	1,045,293
Proceeds from short-term redemption fees	25,230	91
Net cost of shares redeemed	(77,616,532)	(39,938,149)
Net increase in net assets resulting from
share transactions	566,820,557	79,252,055
Total increase in net assets	632,075,453	125,101,022
NET ASSETS:
Beginning of year	361,991,879	236,890,857
End of year (including dividends and distributions in
excess of net investment income of $3,950,998
and $1,412,940, respectively)	$994,067,332	$361,991,879

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31 , 2011	13

BBH CORE SELECT
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each year.

	For the years ended October 31,
	2011	2010	2009	2008	2007
Net asset value, beginning of year	$13.91	$11.93	$10.71	$13.71	$11.74
Income from investment operations:
Net investment income[1]	0.12	0.07	0.06	0.01	0.02
Net realized and unrealized gain (loss)	1.15	1.96	1.25	(2.99)	2.00
Total income (loss) from
investment operations	1.27	2.03	1.31	(2.98)	2.02
Less dividends and distributions:
From net investment income	(0.07)	(0.05)	(0.02)	(0.02)	(0.05)
From net realized gains	(0.04)	—	(0.07)	—	—
Total dividends and distributions	(0.11)	(0.05)	(0.09)	(0.02)	(0.05)
Net asset value, end of year	$15.07	$13.91	$11.93	$10.71	$13.71
Total return	9.19%	17.11%	12.44%	(21.76)%	17.25%
Ratios/Supplemental data:
Net assets, end of year (in millions)	$809	$362	$237	$166	$122
Ratio of expenses to average net assets
before reductions	1.14%	1.18%	1.21%	1.18%	1.19%
Fee waiver	0.13%[2]	0.06%[2]	0.00%	0.00%	0.00%
Expense offset arrangement	0.01%	0.01%	0.02%	0.02%	0.03%
Ratio of expenses to average net assets
after reductions	1.00%	1.11%	1.19%	1.16%	1.16%
Ratio of net investment income to average
net assets	0.85%	0.55%	0.61%	0.14%	0.18%
Portfolio turnover rate	17%	19%	15%	31%	18%

[1]	Calculated using average shares outstanding for the year.
[2]

The ratio of expenses to average net assets for the fiscal year ended October 31, 2011 and 2010, reflect fees reduced as a result of a contractual operating expense limitation of the Fund to 1.00%. The agreement will terminate on March 1, 2013, unless it is renewed by all parties to the agreement. For the fiscal year ended October 31, 2011 and 2010, the waived fees were $793,607 and $177,639, respectively.

The accompanying notes are an integral part of these financial statements.

14

BBH CORE SELECT
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Retail Class share outstanding throughout each period.

For the period from March 25, 2011 (commencement of operations) to October 31, 2011
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income[1]	0.02
Net realized and unrealized gain	0.09
Total income from investment operations	0.11
Net asset value, end of period	$10.11
Total return	1.10%
Ratios/Supplemental data:
Net assets, end of period (in millions)	$185
Ratio of expenses to average net assets before reductions	1.59%[2]
Fee waiver	0.33%[2,3]
Expense offset arrangement	0.01%[2]
Ratio of expenses to average net assets after reductions	1.25%[2]
Ratio of net investment income to average net assets	0.37%[2]
Portfolio turnover rate	17%[4]

[1]	Calculated using average shares outstanding for the period.
[2]	Annualized.
[3]

The ratio of expenses to average net assets for the period ended October 31, 2011, reflects fees reduced as a result of a contractual operating expense limitation of the Fund to 1.00%. The agreement will terminate on March 1, 2013, unless it is renewed by all parties to the agreement. For the period ended October 31, 2011, the waived fees were $133,178.

[4]	Represents Fund portfolio turnover for the twelve months ended October 31, 2011.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31 , 2011	15

BBH CORE SELECT
NOTES TO FINANCIAL STATEMENTS
October 31, 2011

1.	Organization. The Fund is a separate series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on November 2, 1998. On February 20, 2001, the Board of Trustees (“Board”) of the Trust reclassified the Fund’s outstanding shares as “Class N”. On October 1, 2010, the Board established a new class of shares designated as “Retail Class”, which commenced operations on March 25, 2011. Neither Class N shares nor Retail Class shares convert to any other share class of the Fund. As of October 31, 2011, there were four series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board; (4) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board.
B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.
C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
16

BBH CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2011

D.	Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. Pursuant to the Fund’s securities lending policy and procedures, the loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan as of October 31, 2011.
E.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification (“ASC”) 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2011, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the year ended October 31, 2011, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

FINANCIAL STATEMENT OCTOBER 31 , 2011	17

BBH CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2011

F.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal years ended October 31, 2011 and 2010, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2011:	$2,615,790	$1,269,835	$3,885,625	—	$3,885,625
2010:	1,137,851	—	1,137,851	—	1,137,851

As of October 31, 2011 and 2010, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2011:	$4,750,222	$12,462,104	$17,212,326	—	$ —	$96,479,391	$113,691,717
2010:	1,412,940	1,267,328	2,680,268	—	(119,040)	45,875,593	48,436,821

The Fund did not have a net capital loss carry forward at October 31, 2011 or 2010.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital loss.

Total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

18

BBH CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2011

To the extent future capital gains are offset by capital loss carry forwards; such gains will not be distributed.

G.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.
3.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.80% of the Fund’s average daily net assets. For the year ended October 31, 2011, the Fund incurred $5,055,506 under the Agreement.
B.	Investment Advisory and Administrative Fee Waivers. Effective July 14, 2010, the SID contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and for Retail Class, amounts payable pursuant to any plan adopted in accordance with Rule 12b-1) of Class N and Retail Class to 1.00%. The agreement will terminate on March 1, 2013, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the year ended October 31, 2011, the SID waived fees in the amount of $793,607 and $133,178 for Class N and Retail Class, respectively.
C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of Class N and Retail Class shares’ average daily net assets. For the year ended October 31, 2011, the Fund incurred shareholder servicing fees in the amount of $1,476,384 and $103,462 for Class N and Retail Class, respectively.
D.	Distribution (12b-1) Fees. The Fund has adopted a distribution plan pursuant to Rule 12b-1 for Retail Class shares that allows the Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Because these fees are paid out of the Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more
FINANCIAL STATEMENT OCTOBER 31 , 2011	19

BBH CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2011

than paying other types of sales charges. The maximum annual distribution fee for Retail Class shares is 0.25% of the average daily net assets of the Retail Class shares of the Fund. With this agreement, it is anticipated that total operating expenses for Retail Class shares will be 1.25% of the average daily net assets. For the period ended October 31, 2011, Retail Class shares of the Fund incurred $102,512 for Distribution (12b-1) Fees.

E.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.04% per annum on the first $100,000,000 of net assets and 0.02% per annum on the next $400,000,000 of net assets and 0.01% per annum on all net assets over $500,000,000. For the year ended October 31, 2011, the Fund incurred $184,671 in custody and fund accounting fees. These fees for the Fund were reduced by $43,696 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the year ended October 31, 2011, was $0.
F.	Securities Lending Fees. The Trust has a securities lending agreement with BBH for which BBH receives a portion of the securities lending proceeds in exchange for its services as lending agent. For the year ended October 31, 2011, BBH received no securities lending proceeds.
G.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2011, the Fund incurred $102,613 in non-interested Trustee compensation and reimbursements.
4.	Investment Transactions. For the year ended October 31, 2011, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $628,105,636 and $102,785,318, respectively.
20

BBH CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2011

5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N and Retail Class shares of beneficial interest at no par value. Transactions in Class N and Retail Class shares were as follows:

	For the year ended October 31, 2011		For the year ended October 31, 2010
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	31,839,985	$457,075,686	9,195,716	$118,144,820
Shares issued in connection
with reinvestments
of dividends	258,470	3,685,787	84,708	1,045,293
Proceeds from short-term
redemption fees	NA	15,729	NA	91
Shares redeemed	(4,429,689)	(64,528,429)	(3,106,890)	(39,938,149)
Net increase	27,668,766	$396,248,773	6,173,534	$79,252,055
Retail Class*
Shares sold	19,642,983	$183,650,386	—	—
Shares issued in connection
with reinvestments
of dividends	—	—	—	—
Proceeds from short-term
redemption fees	NA	9,501	NA	—
Shares redeemed	(1,366,312)	(13,088,103)	—	—
Net increase	18,276,671	$170,571,784	—	—

*	For the period from March 25, 2011 (commencement of operations) to October 31, 2011.
FINANCIAL STATEMENT OCTOBER 31 , 2011	21

BBH CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2011

6.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund. In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to assumption of large positions in securities of a small number of issuers (diversification risk), managing the Fund for after-tax returns may hurt the performance on a pre-tax basis (tax management risk), or certain risks associated with investing in foreign securities not present in domestic investments (foreign investment risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations (market risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
22

BBH CORE SELECT
SUPPLEMENTAL PROXY INFORMATION
October 31, 2011 (unaudited)

Supplemental Proxy Information. A Special Meeting of Trust shareholders was held on June 20, 2011. On April 29, 2011, the record date for shareholders voting at the meeting, there were 38,172,515 total outstanding shares.

The following items were considered by Fund shareholders and the results of their voting are listed below.

Proposal:

     To elect three Trustees to the Board of the Trust;

Susan C. Livingston
Shares voted affirmatively	34,522,583
Shares voted negatively	81,948
Shares abstaining	3,567,984

Andrew S. Frazier
Shares voted affirmatively	34,599,277
Shares voted negatively	5,253
Shares abstaining	3,567,985

Mark M. Collins
Shares voted affirmatively	34,600,336
Shares voted negatively	4,195
Shares abstaining	3,567,984

Immediately upon shareholder approval, Mr. Collins began to serve as a Trustee. Ms. Livingston began to serve as a Trustee on April 1, 2011 and Mr. Frazier began to serve as a Trustee on June 23, 2010. Messrs. Shields, Feldman, Lowy, Miltenberger and Wagner continued their service as Trustees.

FINANCIAL STATEMENT OCTOBER 31 , 2011	23

BBH CORE SELECT
DISCLOSURE OF FUND EXPENSES
October 31, 2011 (unaudited)

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (as applicable), including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs (as applicable), including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2011 to October 31, 2011).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

24

BBH CORE SELECT
DISCLOSURE OF FUND EXPENSES (continued)
October 31, 2011 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During Period May 1, 2011 to October 31, 2011[1]
Class N
Actual	$1,000	$ 962	$4.95
Hypothetical[2]	$1,000	$1,020	$5.09

	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During Period May 1, 2011 to October 31, 2011[1]
Retail Class
Actual	$1,000	$ 961	$6.18
Hypothetical[2]	$1,000	$1,019	$6.30

[1]

Expenses are equal to the Fund’s annualized expense ratio of 1.00% and 1.25% for Class N and Retail Class shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.
FINANCIAL STATEMENT OCTOBER 31 , 2011	25

BBH CORE SELECT
CONFLICTS OF INTEREST
October 31, 2011 (unaudited)

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the Investment Adviser, BBH provides administrative, custody, fund accounting, shareholder servicing and securities lending services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to the Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets. From time to time, BBH may buy or sell shares of the Fund on behalf of discretionary wealth management clients.

The SID may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or brokerage services. The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and brokerage services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees.

26

BBH CORE SELECT
CONFLICTS OF INTEREST (continued)
October 31, 2011 (unaudited)

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities within the parameters of which have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Fund has designated a chief compliance officer and has adopted and implemented policies and procedures designed to address the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. The Trustees receive regular reports from the Investment Adviser and the Fund’s chief compliance officer on areas of potential conflict.

FINANCIAL STATEMENT OCTOBER 31 , 2011	27

BBH CORE SELECT
ADDITIONAL FEDERAL TAX INFORMATION
October 31, 2011 (unaudited)

Under Section 854(b)(2) of the Code, the Fund designates up to a maximum of $11,836,251 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended October 31, 2011. In January 2012, shareholders will receive Form 1099-DIV, which will include their share of qualified dividends distributed during the calendar year 2011. Shareholders are advised to check with their personal tax advisers for information on the treatment of these amounts on their individual income tax returns.

100% of the ordinary income dividends paid by the Fund during the year ended October 31, 2011 qualifies for the dividends received deduction available to corporate shareholders.

28

TRUSTEES AND OFFICERS OF BBH CORE SELECT
(unaudited)

Information pertaining to the Trustees of the Trust and executive officers of the Trust is set forth below. The Statement of Additional Information for the BBH Core Select includes additional information about the Fund’s Trustees and is available upon request without charge by contacting the Fund at 1-800-625-5759.

Name and Birth Date	Position(s) Held with Trust	Term of Office# and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee^	Other Directorships Held by Trustee
Independent Trustees
Joseph V. Shields Jr. Birth Date: March 17, 1938	Chairman of the Board and Trustee	Since 2007 1990-2007 with the Predecessor Trust	Managing Director and Chairman of Wellington Shields & Co. LLC (member of New York Stock Exchange (“NYSE”)).	4	Chairman of Capital Management Associates, Inc. (registered investment adviser); Director of Flowers Foods, Inc. (NYSE listed company).

David P. Feldman Birth Date: November 16, 1939	Trustee	Since 2007 1990-2007 with the Predecessor Trust	Retired.	4	Director of Dreyfus Mutual Funds (59 Funds)

Arthur D. Miltenberger Birth Date: November 8, 1938	Trustee	Since 2007 1992-2007 with the Predecessor Trust	Retired.	4	None

H. Whitney Wagner Birth Date: March 3, 1956	Trustee	Since 2007 2006-2007 with the Predecessor Trust	President, Clear Brook Advisors, a registered investment advisor.	4	None

Andrew S. Frazier Birth Date: April 8, 1948	Trustee	Since 2010	President of Western World Insurance Group, Inc. (“WWIG”) (January 2010 to present). President and CEO of WWIG and subsidiaries (1992-2009).	4	Director of WWIG

FINANCIAL STATEMENT OCTOBER 31 , 2011	29

TRUSTEES AND OFFICERS OF BBH CORE SELECT
(unaudited)

Name and Birth Date	Position(s) Held with Trust	Term of Office# and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee^	Other Directorships Held by Trustee
Mark M. Collins Birth Date: November 8, 1956	Trustee	Since 2011	Partner of Brown Investment Advisory Incorporated, a registered investment advisor.	4	Chairman of Dillon Trust Company; Chairman of Keswick Management; Director of Domaine Clarence Dillon, Bordeaux, France; and Director of Pinnacle Care International.

Interested Trustees
Susan C. Livingston+ 40 Water Street Boston, MA 02109 Birth Date: February 18, 1957	Trustee	Since 2011	Partner (since 1998) and Senior Client Advocate (since 2010) of, Director of BBH Luxembourg S.C.A. (since 1992); Director of BBH Trust Company (Cayman) Ltd. (2007 to April 2011); and BBH Investor Services (London) Ltd (2001 to April 2011).	4	None

John A. Gehret+ 140 Broadway New York, NY 10005 Birth Date: April 11, 1959	Trustee	Since 2011	Partner (since 1998) of BBH. Joined BBH in 1981.	4	None

30

TRUSTEES AND OFFICERS OF BBH CORE SELECT
(unaudited)

OFFICERS

Name, Birth Date and Address	Position(s) Held with Trust	Term of Office# and Length of Time Served	Principal Occupation(s) During Past 5 Years
Radford W. Klotz 140 Broadway New York, NY 10005 Birth Date: December 1, 1955	President and Principal Executive Officer	Since 2011	Joined BBH in 1977 and has been a Partner of the firm since 1995.

Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Date: December 10, 1957	Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Senior Vice President of BBH since September 2001; joined BBH in 1999.

Mark B. Nixon 140 Broadway New York, NY 10005 Birth Date: January 14, 1963	Assistant Secretary	Since 2007 2006-2007 with the Predecessor Trust	Vice President of BBH (since October 2006).

Mark A. Egert 140 Broadway New York, NY 10005 Birth Date: May 25, 1962	Chief Compliance Officer (“CCO”)	Since 2011	CCO for BBH (June 2011 – present); Partner at Crowell & Moring LLP (from April 2010 to May 2011); CCO of Cowen and Company (from January 2005 to April 2010).

Sue M. Rim-An 140 Broadway New York, NY 10005 Birth Date: September 10, 1970	Anti-Money Laundering Officer	Since 2008	Anti-Money Laundering (“AML”) Officer, Vice President of BBH (September 2007-present); AML Officer at UBS Investment Bank (April 2006 – August 2007).

Suzan Barron 50 Milk Street Boston, MA 02109 Birth Date: September 5, 1964	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel, Corporate Secretary and Regulatory Support Practice of Fund Administration, BBH since November 2005.

FINANCIAL STATEMENT OCTOBER 31 , 2011	31

TRUSTEES AND OFFICERS OF BBH CORE SELECT
(unaudited)

Name, Birth Date and Address	Position(s) Held with Trust	Term of Office# and Length of Time Served	Principal Occupation(s) During Past 5 Years
Alexander Tikonoff 50 Milk Street Boston, MA 02109 Birth Date: December 23, 1974	Assistant Secretary	Since 2009	Assistant Vice President and Investor Services Associate Counsel, BBH (since August 2006).

Rowena Rothman 140 Broadway New York, NY 10005 Birth Date: October 24, 1967	Assistant Treasurer	Since 2011	Vice President of BBH (since 2009); Finance and Accounting Consultant at The Siegfried Group (2007-2009).

#

All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws). Except for Ms. Livingston and Messrs. Collins, Frazier and Gehret, the Trustees previously served on the Board of Trustees of the Predecessor Trust. At a meeting held on December 7, 2011, the Board approved the addition of Mr. Klotz as the President and Principal Executive Officer and Rowena Rothman as the Assistant Treasurer of the Trust.

^	The Fund Complex consists of the Trust, which has four series, and each is counted as one “Fund” for purposes of this table.
+

Ms. Livingston and Mr. Gehret are “interested persons” of the Trust as defined in the 1940 Act because of their positions as Partners of BBH. Mr. Gehret was appointed to the Board of Trustees of the Trust on December 7, 2011.

32

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ADMINISTRATOR	INVESTMENT ADVISER
BROWN BROTHERS HARRIMAN & CO.	BROWN BROTHERS HARRIMAN
140 BROADWAY	MUTUAL FUND ADVISORY
NEW YORK, NY 10005	DEPARTMENT
140 BROADWAY
DISTRIBUTOR	NEW YORK, NY 10005
ALPS DISTRIBUTORS, INC.
1290 BROADWAY, SUITE 1100
DENVER, CO 80203

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN & CO.
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the U.S. Securities and Exchange Commission (“SEC”) a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

As of the period ended October 31, 2011 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer, principal accounting officer or controller or persons performing similar functions. During the Reporting Period, there have been no changes to, amendments to or waivers from, any provision of the code of ethics. A copy of this code of ethics can be obtained upon request, free of charge, by calling (800) 625-5759.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that Arthur D. Miltenberger, David P. Feldman and Andrew S. Frazier possess the attributes identified in Instruction (b) of Item 3 to Form N-CSR to each qualify as an “audit committee financial expert,” and has designated Arthur D. Miltenberger, David P. Feldman and Andrew S. Frazier as the Registrant’s audit committee financial experts. Messrs. Arthur D. Miltenberger, David P. Feldman and Andrew S. Frazier are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $84,500 for 2011 and $84,500 for 2010.

(b)

Audit Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for 2011 and $0 for 2010.

(c)

Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were $13,050 for 2011 and $13,050 for 2010.  These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

(d)

All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $20,700 for 2011 and $20,700 for 2010.

The other services provided to the Registrant consisted of examinations pursuant to Rule 17f-2 of the Investment Company Act of 1940, as amended and filings of Form N-17f-2 “Certificate of Accounting of Securities and Similar Investments in the Custody of Management Investment Companies” with the U.S. Securities and Exchange Commission (“17f-2 Services”) in addition to audit services, tax services and 17f-2 Services provided to other series of the Registrant.

(e)(1)

Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The audit committee has delegated to its Chairman the approval of such services subject to reports to the full audit committee at its next subsequent meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 0%; Tax Fees were 0%; and Other Fees were 0%.

(f)	Not applicable.
(g)

The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not  including  any  sub-adviser whose  role  is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $1,171,276 for 2011 and $678,098 for 2010.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 12(a)(2) to this Form N-CSR.
(a)(3)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BBH Trust

By: (Signature and Title)

/s/ Radford W. Klotz_______

Radford W. Klotz

Title:  President (Principal Executive Officer)

Date: December 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Radford W. Klotz_______

Radford W. Klotz

Title: President (Principal Executive Officer)

Date: December 30, 2011

By: (Signature and Title)

/s/ Charles H. Schreiber_____

Charles H. Schreiber

Title: Treasurer (Principal Financial Officer)

Date: December 30, 2011